Schedule of Investments (unaudited)
May 31, 2025
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 1.2%
Clear Channel Outdoor Holdings Inc.
5.13%, 08/15/27(a)(b)	$19,923	$19,439,867
7.50%, 06/01/29(a)(b)	17,029	15,049,379
7.75%, 04/15/28(a)	16,010	14,629,137
7.88%, 04/01/30(a)(b)	14,542	14,737,193
9.00%, 09/15/28(a)(b)	13,062	13,680,253
Lamar Media Corp.
3.63%, 01/15/31(b)	7,644	6,940,668
3.75%, 02/15/28(b)	10,901	10,540,264
4.00%, 02/15/30(b)	7,884	7,423,749
4.88%, 01/15/29(b)	5,950	5,830,591
Neptune Bidco U.S. Inc., 9.29%, 04/15/29(a)(b)	40,884	38,686,485
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/29(a)(b)	6,971	6,583,369
4.63%, 03/15/30(a)(b)	7,136	6,698,693
5.00%, 08/15/27(a)(b)	9,778	9,640,598
7.38%, 02/15/31(a)(b)	6,850	7,229,276
Stagwell Global LLC, 5.63%, 08/15/29(a)	17,192	16,160,480
		193,270,002
Aerospace & Defense — 2.4%
Bombardier Inc.
6.00%, 02/15/28(a)	11,185	11,171,813
6.75%, 06/15/33(a)	5,460	5,536,986
7.00%, 06/01/32(a)(b)	12,544	12,813,667
7.25%, 07/01/31(a)(b)	11,482	11,843,432
7.50%, 02/01/29(a)	11,814	12,227,631
7.88%, 04/15/27(a)(b)	9,239	9,273,496
8.75%, 11/15/30(a)(b)	12,907	13,823,397
Incora Top Holdco LLC, 6.00%, 01/31/33(c)	4,043	863,156
Spirit AeroSystems Inc.
4.60%, 06/15/28	10,235	9,982,400
9.38%, 11/30/29(a)	13,434	14,206,557
9.75%, 11/15/30(a)	18,377	20,313,568
TransDigm Inc.
4.63%, 01/15/29(b)	17,478	16,917,236
4.88%, 05/01/29(b)	12,433	12,035,114
5.50%, 11/15/27	35,473	35,451,812
6.00%, 01/15/33(a)(b)	22,358	22,050,577
6.38%, 03/01/29(a)(b)	40,540	41,198,775
6.38%, 05/31/33(a)	30,860	30,498,938
6.63%, 03/01/32(a)	33,057	33,733,118
6.75%, 08/15/28(a)	32,666	33,229,488
6.88%, 12/15/30(a)(b)	21,590	22,268,250
7.13%, 12/01/31(a)	16,147	16,712,145
		386,151,556
Agriculture — 0.1%
Darling Ingredients Inc.
5.25%, 04/15/27(a)	6,811	6,755,660
6.00%, 06/15/30(a)(b)	15,031	15,058,056
		21,813,716
Airlines — 0.9%
Air Canada, 3.88%, 08/15/26(a)(b)	15,964	15,753,590
American Airlines Inc.
7.25%, 02/15/28(a)(b)	12,401	12,525,010
8.50%, 05/15/29(a)(b)	16,921	17,530,664
American Airlines Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/29(a)(b)	46,026	45,225,670
Security	Par (000)	Value
Airlines (continued)
JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%, 09/20/31(a)(b)	$30,748	$30,440,520
VistaJet Malta Finance PLC/Vista Management Holding Inc.
6.38%, 02/01/30(a)(b)	15,181	13,594,585
7.88%, 05/01/27(a)(b)	6,850	6,691,486
9.50%, 06/01/28(a)(b)	7,390	7,283,571
		149,045,096
Apparel — 0.1%
VF Corp.
2.80%, 04/23/27	6,599	6,205,145
2.95%, 04/23/30(b)	10,886	9,101,074
		15,306,219
Auto Manufacturers — 1.0%
Allison Transmission Inc.
3.75%, 01/30/31(a)(b)	15,900	14,429,250
4.75%, 10/01/27(a)	5,373	5,286,011
5.88%, 06/01/29(a)(b)	7,117	7,137,031
Aston Martin Capital Holdings Ltd., 10.00%, 03/31/29(a)(b)	17,212	16,136,250
Jaguar Land Rover Automotive PLC
4.50%, 10/01/27(a)(b)	7,082	6,908,093
5.50%, 07/15/29(a)(b)	5,833	5,739,520
5.88%, 01/15/28(a)(b)	7,982	7,950,133
Nissan Motor Acceptance Co. LLC
1.85%, 09/16/26(a)(b)	15,702	14,940,973
2.75%, 03/09/28(a)(b)	9,429	8,642,290
5.30%, 09/13/27(a)	5,831	5,723,847
7.05%, 09/15/28(a)	11,096	11,269,403
Nissan Motor Co. Ltd.
4.35%, 09/17/27(a)(b)	31,026	29,801,298
4.81%, 09/17/30(a)(b)	37,791	34,928,010
		168,892,109
Auto Parts & Equipment — 1.7%
Adient Global Holdings Ltd.
7.00%, 04/15/28(a)(b)	6,788	6,942,834
7.50%, 02/15/33(a)(b)	12,716	12,620,248
8.25%, 04/15/31(a)(b)	7,077	7,222,078
American Axle & Manufacturing Inc.
5.00%, 10/01/29(b)	10,181	9,251,984
6.50%, 04/01/27(b)	6,686	6,638,096
6.88%, 07/01/28(b)	6,720	6,654,480
Aptiv PLC/Aptiv Global Financing DAC, 6.88%, 12/15/54, (5-year CMT + 3.385%)(d)	6,885	6,747,300
Clarios Global LP/Clarios U.S. Finance Co.
6.75%, 05/15/28(a)(b)	11,454	11,672,928
6.75%, 02/15/30(a)(b)	11,447	11,661,631
8.50%, 05/15/27(a)(b)	27,362	27,481,846
Dana Inc.
4.25%, 09/01/30(b)	5,659	5,354,372
5.38%, 11/15/27(b)	4,865	4,833,037
5.63%, 06/15/28(b)	5,008	4,989,199
Goodyear Tire & Rubber Co. (The)
4.88%, 03/15/27(b)	9,984	9,847,619
5.00%, 05/31/26(b)	13,171	13,180,220
5.00%, 07/15/29(b)	12,938	12,355,790
5.25%, 04/30/31(b)	7,692	7,187,482
5.25%, 07/15/31(b)	8,712	8,123,940
5.63%, 04/30/33(b)	7,131	6,625,234
6.63%, 07/15/30	1,910	1,914,775

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Parts & Equipment (continued)
IHO Verwaltungs GmbH
6.38%, 05/15/29, (6.38% Cash)(a)(e)	$5,197	$5,105,654
7.75%, 11/15/30, (7.75% Cash and 8.50% PIK)(a)(e)	7,617	7,683,173
8.00%, 11/15/32, (8.00% Cash and 8.75% PIK)(a)(e)	6,542	6,558,159
Tenneco Inc., 8.00%, 11/17/28(a)	30,935	30,470,975
ZF North America Capital Inc.
6.75%, 04/23/30(a)(b)	13,040	12,375,431
6.88%, 04/14/28(a)	9,440	9,366,746
6.88%, 04/23/32(a)(b)	11,487	10,539,322
7.13%, 04/14/30(a)(b)	10,310	9,934,534
		273,339,087
Banks — 0.2%
Freedom Mortgage Corp.
6.63%, 01/15/27(a)	7,768	7,748,580
7.63%, 05/01/26(a)	6,353	6,337,117
12.00%, 10/01/28(a)	12,282	13,172,445
12.25%, 10/01/30(a)	7,283	8,042,583
		35,300,725
Beverages — 0.1%
Primo Water Holdings Inc./Triton Water Holdings Inc.
4.38%, 04/30/29(a)	10,811	10,377,155
6.25%, 04/01/29(a)	10,580	10,572,946
		20,950,101
Building Materials — 2.2%
Builders FirstSource Inc.
4.25%, 02/01/32(a)(b)	19,926	18,057,938
5.00%, 03/01/30(a)(b)	8,110	7,844,566
6.38%, 06/15/32(a)(b)	11,625	11,732,095
6.38%, 03/01/34(a)(b)	15,445	15,390,623
6.75%, 05/15/35(a)(b)	10,890	10,952,073
Camelot Return Merger Sub Inc., 8.75%, 08/01/28(a)(b)	10,483	9,277,455
Cornerstone Building Brands Inc., 9.50%, 08/15/29(a)(b)	7,189	6,389,224
EMRLD Borrower LP/Emerald Co-Issuer Inc.
6.63%, 12/15/30(a)	41,598	42,013,980
6.75%, 07/15/31(a)	7,069	7,226,823
Miter Brands Acquisition Holdco Inc./MIWD Borrower LLC, 6.75%, 04/01/32(a)(b)	10,473	10,543,352
MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 02/01/30(a)(b)	7,014	6,454,812
Quikrete Holdings Inc.
6.38%, 03/01/32(a)	63,471	64,505,381
6.75%, 03/01/33(a)(b)	22,568	22,905,617
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/28(a)(b)	16,508	16,264,487
8.88%, 11/15/31(a)	17,225	17,677,156
Standard Industries Inc./New York
3.38%, 01/15/31(a)	17,705	15,631,812
4.38%, 07/15/30(a)(b)	25,162	23,620,828
4.75%, 01/15/28(a)	16,613	16,293,515
5.00%, 02/15/27(a)	12,749	12,664,984
6.50%, 08/15/32(a)(b)	15,770	16,008,144
		351,454,865
Security	Par (000)	Value
Chemicals — 2.8%
ASP Unifrax Holdings Inc.
5.25%, 09/30/28(a)(b)	$2,234	$796,049
7.10%, 09/30/29, (5.85% Cash and 1.25% PIK)(a)(e)	9,627	3,971,196
Avient Corp.
6.25%, 11/01/31(a)(b)	10,244	10,258,939
7.13%, 08/01/30(a)(b)	11,657	12,012,305
Axalta Coating Systems Dutch Holding B BV, 7.25%, 02/15/31(a)(b)	7,121	7,446,358
Axalta Coating Systems LLC, 3.38%, 02/15/29(a)(b)	10,636	9,891,241
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27(a)(b)	6,164	6,099,573
Celanese U.S. Holdings LLC
1.40%, 08/05/26(b)	2,148	2,059,395
6.42%, 07/15/27(b)	9,954	10,202,850
6.50%, 04/15/30(b)	10,833	10,909,134
6.58%, 07/15/29(b)	11,854	12,176,429
6.63%, 07/15/32(b)	16,329	16,707,670
6.75%, 04/15/33(b)	16,549	16,098,040
6.85%, 11/15/28(b)	15,234	15,781,662
7.05%, 11/15/30(b)	15,620	16,078,186
7.20%, 11/15/33(b)	16,394	17,114,024
Chemours Co. (The)
4.63%, 11/15/29(a)(b)	10,095	8,257,239
5.38%, 05/15/27(b)	7,107	6,957,469
5.75%, 11/15/28(a)(b)	12,758	11,392,368
INEOS Finance PLC
6.75%, 05/15/28(a)(b)	6,446	6,309,022
7.50%, 04/15/29(a)(b)	10,893	10,715,989
Methanex Corp.
5.13%, 10/15/27(b)	10,716	10,586,551
5.25%, 12/15/29(b)	11,303	10,948,874
Methanex U.S. Operations Inc., 6.25%, 03/15/32(a)(b)	9,922	9,599,535
NOVA Chemicals Corp.
4.25%, 05/15/29(a)(b)	8,741	8,367,159
5.25%, 06/01/27(a)	16,907	16,863,191
7.00%, 12/01/31(a)(b)	6,139	6,422,029
8.50%, 11/15/28(a)	4,453	4,689,771
9.00%, 02/15/30(a)(b)	10,625	11,439,631
Olin Corp.
5.00%, 02/01/30(b)	7,523	7,117,354
5.63%, 08/01/29(b)	11,710	11,461,162
6.63%, 04/01/33(a)	10,001	9,575,957
Olympus Water U.S. Holding Corp.
4.25%, 10/01/28(a)(b)	11,707	11,033,847
6.25%, 10/01/29(a)(b)	5,953	5,521,408
7.25%, 06/15/31(a)(b)	12,282	12,274,324
9.75%, 11/15/28(a)(b)	28,399	29,770,672
SCIH Salt Holdings Inc.
4.88%, 05/01/28(a)(b)	16,924	16,420,680
6.63%, 05/01/29(a)(b)	10,339	10,137,519
Tronox Inc., 4.63%, 03/15/29(a)(b)	16,789	14,119,742
WR Grace Holdings LLC
4.88%, 06/15/27(a)	11,038	10,885,709
5.63%, 08/15/29(a)	18,577	16,330,344
		444,800,597
Commercial Services — 5.0%
ADT Security Corp. (The), 4.13%, 08/01/29(a)(b)	14,463	13,794,665

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
Albion Financing 1 SARL / Aggreko Holdings Inc., 7.00%, 05/21/30(a)(b)	$15,135	$15,380,944
Allied Universal Holdco LLC, 7.88%, 02/15/31(a)(b)	35,770	37,068,809
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.00%, 06/01/29(a)(b)	13,750	12,989,573
9.75%, 07/15/27(a)(b)	15,351	15,473,624
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL
4.63%, 06/01/28(a)	17,117	16,368,131
4.63%, 06/01/28(a)(b)	11,720	11,192,600
Avis Budget Car Rental LLC / Avis Budget Finance Inc., 8.38%, 06/15/32(a)(b)	9,435	9,510,480
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
4.75%, 04/01/28(a)(b)	7,314	6,984,870
5.38%, 03/01/29(a)(b)	9,273	8,744,439
5.75%, 07/15/27(a)(b)	5,407	5,326,913
8.00%, 02/15/31(a)(b)	7,191	7,264,214
8.25%, 01/15/30(a)(b)	11,020	11,161,513
Belron U.K. Finance PLC, 5.75%, 10/15/29(a)	16,388	16,428,970
Block Inc.
2.75%, 06/01/26(b)	14,234	13,913,735
3.50%, 06/01/31(b)	14,105	12,726,902
6.50%, 05/15/32(b)	27,467	28,061,661
Boost Newco Borrower LLC, 7.50%, 01/15/31(a)(b)	34,194	36,163,400
Brink's Co. (The)
4.63%, 10/15/27(a)	8,411	8,301,152
6.50%, 06/15/29(a)(b)	5,253	5,349,684
6.75%, 06/15/32(a)(b)	5,719	5,859,746
Clarivate Science Holdings Corp.
3.88%, 07/01/28(a)	13,306	12,672,834
4.88%, 07/01/29(a)(b)	14,062	13,002,147
EquipmentShare.com Inc.
8.00%, 03/15/33(a)(b)	7,682	7,899,017
8.63%, 05/15/32(a)(b)	9,658	10,117,721
9.00%, 05/15/28(a)(b)	16,377	16,991,137
Garda World Security Corp.
4.63%, 02/15/27(a)(b)	7,906	7,787,410
6.00%, 06/01/29(a)(b)	7,183	6,815,927
7.75%, 02/15/28(a)(b)	5,726	5,912,095
8.25%, 08/01/32(a)	8,019	7,998,509
8.38%, 11/15/32(a)	15,039	15,057,799
GEO Group Inc. (The)
8.63%, 04/15/29	10,710	11,280,308
10.25%, 04/15/31	9,615	10,540,155
Herc Holdings Escrow Inc.
7.00%, 06/15/30(a)	4,075	4,196,741
7.25%, 06/15/33(a)	7,055	7,257,831
Herc Holdings Inc.
5.50%, 07/15/27(a)(b)	16,929	16,802,032
6.63%, 06/15/29(a)(b)	12,853	13,003,123
Hertz Corp. (The)
4.63%, 12/01/26(a)(b)	7,222	6,368,901
5.00%, 12/01/29(a)(b)	14,418	9,804,240
12.63%, 07/15/29(a)(b)	18,260	18,562,203
Prime Security Services Borrower LLC/Prime Finance Inc.
3.38%, 08/31/27(a)	15,504	14,869,905
Security	Par (000)	Value
Commercial Services (continued)
6.25%, 01/15/28(a)(b)	$18,029	$18,007,365
Raven Acquisition Holdings LLC, 6.88%, 11/15/31(a)	19,650	19,605,591
RR Donnelley & Sons Co.
9.50%, 08/01/29(a)	17,206	17,300,633
10.88%, 08/01/29(a)(b)	6,191	6,014,225
Service Corp. International/U.S.
3.38%, 08/15/30(b)	12,943	11,734,286
4.00%, 05/15/31	12,520	11,514,956
4.63%, 12/15/27(b)	7,990	7,867,717
5.13%, 06/01/29(b)	10,866	10,767,576
5.75%, 10/15/32(b)	12,243	12,166,481
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc.
4.63%, 11/01/26(a)(b)	4,834	4,825,248
6.75%, 08/15/32(a)(b)	16,983	17,327,755
Sotheby's, 7.38%, 10/15/27(a)(b)	11,121	10,954,185
United Rentals North America Inc.
3.75%, 01/15/32(b)	11,823	10,617,076
3.88%, 11/15/27(b)	10,457	10,182,399
3.88%, 02/15/31(b)	15,767	14,505,640
4.00%, 07/15/30(b)	11,710	10,975,072
4.88%, 01/15/28(b)	22,669	22,411,104
5.25%, 01/15/30(b)	10,061	9,988,486
5.50%, 05/15/27(b)	3,920	3,919,332
6.13%, 03/15/34(a)(b)	16,626	16,870,610
Wand NewCo 3 Inc., 7.63%, 01/30/32(a)(b)	18,761	19,529,773
Williams Scotsman Inc.
4.63%, 08/15/28(a)	7,231	7,044,242
6.63%, 06/15/29(a)(b)	6,921	7,050,769
6.63%, 04/15/30(a)	7,120	7,292,549
7.38%, 10/01/31(a)(b)	7,046	7,290,681
		810,769,811
Computers — 0.8%
Amentum Holdings Inc., 7.25%, 08/01/32(a)	15,311	15,625,641
McAfee Corp., 7.38%, 02/15/30(a)(b)	30,954	28,632,450
NCR Atleos Corp., 9.50%, 04/01/29(a)	20,401	22,241,170
NCR Voyix Corp.
5.00%, 10/01/28(a)(b)	9,575	9,421,029
5.13%, 04/15/29(a)(b)	5,220	5,087,483
Seagate Data Storage Technology Pte Ltd., 5.88%, 07/15/30(a)	1,200	1,201,776
Seagate HDD Cayman
4.09%, 06/01/29(b)	6,773	6,452,518
4.88%, 06/01/27	6,449	6,458,351
8.25%, 12/15/29(b)	7,367	7,857,708
8.50%, 07/15/31(b)	7,885	8,404,848
9.63%, 12/01/32	11,326	12,850,937
		124,233,911
Cosmetics & Personal Care — 0.4%
Edgewell Personal Care Co.
4.13%, 04/01/29(a)(b)	7,043	6,583,092
5.50%, 06/01/28(a)(b)	11,619	11,430,772
Opal Bidco SAS, 6.50%, 03/31/32(a)(b)	16,931	16,920,587
Perrigo Finance Unlimited Co.
4.90%, 06/15/30(b)	11,924	11,476,850
6.13%, 09/30/32(b)	12,395	12,357,815

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Cosmetics & Personal Care (continued)
Prestige Brands Inc.
3.75%, 04/01/31(a)(b)	$10,024	$9,095,139
5.13%, 01/15/28(a)	3,808	3,782,803
		71,647,058
Distribution & Wholesale — 0.3%
American Builders & Contractors Supply Co. Inc.
3.88%, 11/15/29(a)(b)	5,809	5,408,719
4.00%, 01/15/28(a)(b)	10,079	9,735,062
H&E Equipment Services Inc., 3.88%, 12/15/28(a)	15,679	15,821,544
RB Global Holdings Inc.
6.75%, 03/15/28(a)(b)	7,482	7,641,741
7.75%, 03/15/31(a)(b)	11,176	11,708,679
		50,315,745
Diversified Financial Services — 5.1%
AG Issuer LLC, 6.25%, 03/01/28(a)(b)	7,890	7,880,960
AG TTMT Escrow Issuer LLC, 8.63%, 09/30/27(a)	7,728	8,001,185
Ally Financial Inc.
6.65%, 01/17/40, (5-year CMT + 2.450%)(d)	7,340	7,046,115
6.70%, 02/14/33(b)	7,703	7,831,773
Aretec Group Inc.
7.50%, 04/01/29(a)(b)	5,710	5,683,534
10.00%, 08/15/30(a)(b)	10,914	11,906,628
Bread Financial Holdings Inc.
8.38%, 06/15/35, (5-year CMT + 4.300%)(a)(b)(d)	5,755	5,591,213
9.75%, 03/15/29(a)	14,302	15,213,752
Burford Capital Global Finance LLC
6.25%, 04/15/28(a)	6,140	6,109,498
9.25%, 07/01/31(a)	10,776	11,462,970
Coinbase Global Inc.
3.38%, 10/01/28(a)(b)	13,975	13,029,484
3.63%, 10/01/31(a)(b)	10,878	9,453,757
Credit Acceptance Corp.
6.63%, 03/15/30(a)(b)	7,373	7,330,421
9.25%, 12/15/28(a)(b)	9,320	9,851,466
Encore Capital Group Inc.
8.50%, 05/15/30(a)(b)	7,453	7,901,671
9.25%, 04/01/29(a)(b)	7,051	7,518,129
Focus Financial Partners LLC, 6.75%, 09/15/31(a)(b)	16,006	16,179,020
Freedom Mortgage Holdings LLC
8.38%, 04/01/32(a)(b)	11,269	11,163,965
9.13%, 05/15/31(a)	10,948	11,181,557
9.25%, 02/01/29(a)(b)	18,349	18,902,406
GGAM Finance Ltd.
5.88%, 03/15/30(a)(b)	5,303	5,278,076
6.88%, 04/15/29(a)(b)	6,259	6,398,030
8.00%, 02/15/27(a)(b)	11,721	12,039,222
8.00%, 06/15/28(a)	9,568	10,043,782
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/27(a)(b)	16,889	17,079,001
goeasy Ltd.
7.38%, 10/01/30(a)(b)	4,680	4,672,038
7.63%, 07/01/29(a)(b)	9,518	9,612,419
9.25%, 12/01/28(a)	8,568	8,994,849
Series 144*, 6.88%, 05/15/30(a)(b)	6,343	6,262,707
Security	Par (000)	Value
Diversified Financial Services (continued)
Jane Street Group/JSG Finance Inc.
4.50%, 11/15/29(a)(b)	$8,746	$8,413,943
6.13%, 11/01/32(a)(b)	23,417	23,445,393
6.75%, 05/01/33(a)	16,872	17,283,533
7.13%, 04/30/31(a)	20,431	21,325,469
Jefferies Finance LLC/JFIN Co-Issuer Corp.
5.00%, 08/15/28(a)	14,568	13,792,837
6.63%, 10/15/31(a)	7,471	7,422,660
Jefferson Capital Holdings LLC, 8.25%, 05/15/30(a)	6,030	6,173,213
Midcap Financial Issuer Trust
5.63%, 01/15/30(a)	5,835	5,278,221
6.50%, 05/01/28(a)	15,417	14,969,546
Nationstar Mortgage Holdings Inc.
5.13%, 12/15/30(a)(b)	8,070	8,077,778
5.50%, 08/15/28(a)	11,585	11,566,684
5.75%, 11/15/31(a)	7,499	7,508,074
6.00%, 01/15/27(a)	8,512	8,507,692
6.50%, 08/01/29(a)	11,891	12,108,105
7.13%, 02/01/32(a)(b)	14,928	15,542,831
Navient Corp.
4.88%, 03/15/28	7,173	7,003,000
5.00%, 03/15/27(b)	10,409	10,297,065
5.50%, 03/15/29(b)	12,042	11,584,028
6.75%, 06/15/26	8,111	8,205,209
7.88%, 06/15/32(b)	5,900	5,951,625
9.38%, 07/25/30	6,866	7,483,597
11.50%, 03/15/31	6,982	7,916,279
OneMain Finance Corp.
3.50%, 01/15/27	10,921	10,572,341
3.88%, 09/15/28(b)	9,240	8,666,196
4.00%, 09/15/30(b)	13,477	12,136,038
5.38%, 11/15/29(b)	11,696	11,326,991
6.63%, 01/15/28	12,687	12,924,881
6.63%, 05/15/29	13,468	13,619,515
6.75%, 03/15/32	8,994	8,942,303
7.13%, 11/15/31(b)	11,834	12,044,645
7.13%, 09/15/32	3,780	3,803,625
7.50%, 05/15/31(b)	12,002	12,317,052
7.88%, 03/15/30(b)	11,537	12,041,744
9.00%, 01/15/29(b)	13,833	14,514,506
PennyMac Financial Services Inc.
4.25%, 02/15/29(a)	9,324	8,845,407
5.75%, 09/15/31(a)(b)	6,767	6,545,944
6.88%, 05/15/32(a)	9,258	9,309,782
6.88%, 02/15/33(a)(b)	13,317	13,413,415
7.13%, 11/15/30(a)	10,839	11,095,749
7.88%, 12/15/29(a)(b)	12,833	13,506,732
PRA Group Inc.
8.38%, 02/01/28(a)	5,331	5,370,983
8.88%, 01/31/30(a)(b)	8,016	8,216,400
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc.
2.88%, 10/15/26(a)(b)	16,435	15,890,967
3.63%, 03/01/29(a)(b)	11,342	10,566,207
3.88%, 03/01/31(a)	18,412	16,616,543
4.00%, 10/15/33(a)(b)	11,904	10,282,080
SLM Corp.
3.13%, 11/02/26	5,695	5,553,992
6.50%, 01/31/30	6,747	6,978,211
Synchrony Financial, 7.25%, 02/02/33(b)	11,877	12,126,025

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
United Wholesale Mortgage LLC
5.50%, 04/15/29(a)(b)	$10,365	$9,916,506
5.75%, 06/15/27(a)	7,587	7,476,609
		824,097,799
Electric — 3.5%
AES Corp. (The)
6.95%, 07/15/55, (5-year CMT + 2.890%)(b)(d)	6,738	6,368,079
7.60%, 01/15/55, (5-year CMT + 3.201%)(d)	12,491	12,565,449
Alpha Generation LLC, 6.75%, 10/15/32(a)(b)	14,711	14,977,691
Atlantica Sustainable Infrastructure Ltd., 4.13%, 06/15/28(a)	4,991	4,765,885
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, 6.38%, 02/15/32(a)(b)	11,328	11,190,308
Calpine Corp.
3.75%, 03/01/31(a)(b)	12,056	11,136,730
4.50%, 02/15/28(a)	16,664	16,326,387
4.63%, 02/01/29(a)(b)	9,194	8,942,406
5.00%, 02/01/31(a)(b)	13,258	12,857,608
5.13%, 03/15/28(a)(b)	18,958	18,794,178
Clearway Energy Operating LLC
3.75%, 02/15/31(a)(b)	15,598	14,050,357
4.75%, 03/15/28(a)(b)	12,897	12,596,323
DPL Inc., 4.35%, 04/15/29(b)	5,398	5,180,461
Edison International
7.88%, 06/15/54, (5-year CMT + 3.658%)(b)(d)	6,028	5,783,765
8.13%, 06/15/53, (5-year CMT + 3.864%)(b)(d)	7,399	7,296,486
Electricite de France SA, 9.13%, (5-year CMT + 5.411%)(a)(d)(f)	21,884	24,651,810
Emera Inc., Series 16-A, 6.75%, 06/15/76(b)(d)	19,028	19,147,538
EUSHI Finance Inc., 7.63%, 12/15/54, (5-year CMT + 3.136%)(d)	8,117	8,298,821
Lightning Power LLC, 7.25%, 08/15/32(a)(b)	22,790	23,897,822
NRG Energy Inc.
3.38%, 02/15/29(a)(b)	7,066	6,609,890
3.63%, 02/15/31(a)(b)	15,818	14,343,446
3.88%, 02/15/32(a)(b)	6,830	6,167,874
5.25%, 06/15/29(a)(b)	11,256	11,123,461
5.75%, 01/15/28(b)	9,833	9,858,903
5.75%, 07/15/29(a)	11,133	11,103,275
6.00%, 02/01/33(a)	13,137	13,058,178
6.25%, 11/01/34(a)(b)	14,727	14,706,382
PG&E Corp.
5.00%, 07/01/28	15,352	14,980,635
5.25%, 07/01/30(b)	16,048	15,568,807
7.38%, 03/15/55, (5-year CMT + 3.883%)(d)	21,058	20,598,485
Pike Corp.
5.50%, 09/01/28(a)(b)	10,110	10,013,385
8.63%, 01/31/31(a)(b)	5,777	6,202,131
Talen Energy Supply LLC, 8.63%, 06/01/30(a)(b)	19,071	20,320,532
Vistra Operations Co. LLC
4.38%, 05/01/29(a)	17,824	17,197,615
5.00%, 07/31/27(a)	16,668	16,609,354
5.50%, 09/01/26(a)	12,513	12,526,908
5.63%, 02/15/27(a)	16,425	16,416,459
6.88%, 04/15/32(a)(b)	15,436	16,029,562
7.75%, 10/15/31(a)	20,914	22,175,532
XPLR Infrastructure Operating Partners LP
3.88%, 10/15/26(a)(b)	7,153	6,947,939
Security	Par (000)	Value
Electric (continued)
4.50%, 09/15/27(a)(b)	$7,953	$7,666,692
7.25%, 01/15/29(a)(b)	11,438	11,466,023
8.38%, 01/15/31(a)(b)	12,778	13,327,850
8.63%, 03/15/33(a)(b)	11,026	11,544,682
		565,392,104
Electrical Components & Equipment — 0.5%
Energizer Holdings Inc.
4.38%, 03/31/29(a)	11,752	11,041,004
4.75%, 06/15/28(a)(b)	9,976	9,618,660
WESCO Distribution Inc.
6.38%, 03/15/29(a)(b)	13,300	13,564,044
6.38%, 03/15/33(a)(b)	12,223	12,451,847
6.63%, 03/15/32(a)(b)	13,177	13,517,720
7.25%, 06/15/28(a)	20,474	20,748,984
		80,942,259
Electronics — 0.5%
Imola Merger Corp., 4.75%, 05/15/29(a)	30,139	28,874,603
Sensata Technologies BV
4.00%, 04/15/29(a)(b)	15,955	14,984,138
5.88%, 09/01/30(a)	6,915	6,826,142
Sensata Technologies Inc.
3.75%, 02/15/31(a)(b)	11,727	10,389,536
4.38%, 02/15/30(a)	6,990	6,563,729
6.63%, 07/15/32(a)(b)	7,400	7,447,915
		75,086,063
Energy - Alternate Sources — 0.1%
TerraForm Power Operating LLC
4.75%, 01/15/30(a)(b)	10,571	9,919,891
5.00%, 01/31/28(a)	10,572	10,200,640
		20,120,531
Engineering & Construction — 0.2%
Arcosa Inc.
4.38%, 04/15/29(a)	6,483	6,173,254
6.88%, 08/15/32(a)(b)	9,648	9,886,989
Brand Industrial Services Inc., 10.38%, 08/01/30(a)	19,974	17,901,198
		33,961,441
Entertainment — 2.8%
AMC Entertainment Holdings Inc., 7.50%, 02/15/29(a)(b)	13,656	10,672,164
Caesars Entertainment Inc.
4.63%, 10/15/29(a)(b)	19,626	18,350,310
6.00%, 10/15/32(a)(b)	18,170	17,426,120
6.50%, 02/15/32(a)	24,491	24,660,059
7.00%, 02/15/30(a)	31,359	32,111,368
8.13%, 07/01/27(a)(b)	7,407	7,425,752
Churchill Downs Inc.
4.75%, 01/15/28(a)	11,465	11,207,038
5.50%, 04/01/27(a)	9,528	9,487,506
5.75%, 04/01/30(a)(b)	18,814	18,531,790
6.75%, 05/01/31(a)(b)	10,323	10,506,010
Cinemark USA Inc.
5.25%, 07/15/28(a)(b)	12,742	12,566,798
7.00%, 08/01/32(a)(b)	7,093	7,292,313
International Game Technology PLC
5.25%, 01/15/29(a)(b)	11,436	11,250,165
6.25%, 01/15/27(a)(b)	12,880	12,996,953
Light & Wonder International Inc.
7.00%, 05/15/28(a)	8,469	8,469,000
7.25%, 11/15/29(a)	7,161	7,365,948

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Entertainment (continued)
7.50%, 09/01/31(a)(b)	$8,121	$8,388,477
Live Nation Entertainment Inc.
3.75%, 01/15/28(a)(b)	7,567	7,266,726
4.75%, 10/15/27(a)(b)	14,979	14,725,510
6.50%, 05/15/27(a)	18,166	18,405,610
Merlin Entertainments Group U.S. Holdings Inc., 7.38%, 02/15/31(a)(b)	6,795	6,193,710
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC
8.25%, 04/15/30(a)(b)	11,705	11,907,629
11.88%, 04/15/31(a)(b)	6,051	6,279,244
Motion Bondco DAC, 6.63%, 11/15/27(a)(b)	6,072	5,709,653
Motion Finco SARL, 8.38%, 02/15/32(a)(b)	6,137	5,651,487
Odeon Finco PLC, 12.75%, 11/01/27(a)(b)	5,320	5,506,200
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.
5.63%, 09/01/29(a)	10,223	6,662,840
5.88%, 09/01/31(a)	10,338	6,131,941
Resorts World Las Vegas LLC/RWLV Capital Inc.
4.63%, 04/16/29(a)(b)	14,560	12,719,619
8.45%, 07/27/30(a)(b)	5,730	5,639,008
Six Flags Entertainment Corp./Canada's Wonderland Co./Magnum Management Corp.
5.25%, 07/15/29(b)	6,924	6,725,143
5.38%, 04/15/27(b)	5,963	5,947,103
Six Flags Entertainment Corp./DE
5.50%, 04/15/27(a)(b)	6,434	6,420,604
7.25%, 05/15/31(a)(b)	13,462	13,756,927
Six Flags Entertainment Corp./Six Flags Theme Parks Inc., 6.63%, 05/01/32(a)(b)	13,647	13,919,218
Voyager Parent LLC, 9.25%, 07/01/32(a)(b)	19,108	19,744,296
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/01/29(a)(b)	11,901	11,564,202
6.25%, 03/15/33(a)	12,620	12,483,073
7.13%, 02/15/31(a)(b)	16,318	17,118,112
		449,185,626
Environmental Control — 0.6%
Clean Harbors Inc.
4.88%, 07/15/27(a)	7,964	7,870,430
6.38%, 02/01/31(a)(b)	6,064	6,162,730
GFL Environmental Inc.
4.00%, 08/01/28(a)(b)	10,975	10,551,029
4.38%, 08/15/29(a)(b)	8,005	7,682,158
4.75%, 06/15/29(a)(b)	10,941	10,662,184
Madison IAQ LLC
4.13%, 06/30/28(a)	10,005	9,620,074
5.88%, 06/30/29(a)(b)	15,247	14,751,473
Reworld Holding Corp.
4.88%, 12/01/29(a)	11,657	11,011,202
5.00%, 09/01/30(b)	6,940	6,471,550
Wrangler Holdco Corp., 6.63%, 04/01/32(a)(b)	7,571	7,802,767
		92,585,597
Food — 2.5%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC
3.50%, 03/15/29(a)(b)	20,687	19,392,408
4.63%, 01/15/27(a)	18,436	18,251,640
Security	Par (000)	Value
Food (continued)
4.88%, 02/15/30(a)(b)	$15,242	$14,821,321
5.88%, 02/15/28(a)(b)	11,845	11,837,656
6.25%, 03/15/33(a)(b)	9,227	9,363,167
6.50%, 02/15/28(a)(b)	9,739	9,931,447
B&G Foods Inc.
5.25%, 09/15/27(b)	8,177	7,175,317
8.00%, 09/15/28(a)(b)	12,791	12,041,681
Chobani Holdco II LLC, 8.75%, 10/01/29, (8.75% PIK)(a)(b)(e)	8,024	8,539,986
Chobani LLC/Chobani Finance Corp. Inc.
4.63%, 11/15/28(a)(b)	5,089	4,956,545
7.63%, 07/01/29(a)(b)	6,317	6,624,954
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution Inc., 9.00%, 02/15/29(a)(b)	15,322	15,973,185
Lamb Weston Holdings Inc.
4.13%, 01/31/30(a)(b)	15,032	14,174,312
4.38%, 01/31/32(a)(b)	11,159	10,279,898
4.88%, 05/15/28(a)	7,050	6,953,866
Performance Food Group Inc.
4.25%, 08/01/29(a)(b)	15,644	14,879,094
5.50%, 10/15/27(a)	15,665	15,590,729
6.13%, 09/15/32(a)(b)	15,077	15,195,657
Pilgrim's Pride Corp.
3.50%, 03/01/32(b)	14,001	12,440,071
4.25%, 04/15/31(b)	14,000	13,299,355
6.25%, 07/01/33(b)	15,350	15,943,936
6.88%, 05/15/34	7,247	7,814,721
Post Holdings Inc.
4.50%, 09/15/31(a)	15,845	14,413,998
4.63%, 04/15/30(a)(b)	21,596	20,402,653
5.50%, 12/15/29(a)(b)	20,419	20,151,452
6.25%, 02/15/32(a)(b)	17,686	17,974,462
6.25%, 10/15/34(a)(b)	10,219	10,098,673
6.38%, 03/01/33(a)(b)	18,083	18,040,053
U.S. Foods Inc.
4.63%, 06/01/30(a)(b)	7,528	7,236,504
4.75%, 02/15/29(a)(b)	12,723	12,421,195
5.75%, 04/15/33(a)(b)	7,006	6,897,670
6.88%, 09/15/28(a)	7,228	7,436,281
7.25%, 01/15/32(a)(b)	6,457	6,752,214
		407,306,101
Food Service — 0.2%
Aramark Services Inc., 5.00%, 02/01/28(a)	16,602	16,429,672
TKC Holdings Inc.
6.88%, 05/15/28(a)	5,742	5,721,788
10.50%, 05/15/29(a)	9,913	10,177,330
		32,328,790
Forest Products & Paper — 0.2%
Magnera Corp.
4.75%, 11/15/29(a)(b)	7,463	6,296,906
7.25%, 11/15/31(a)(b)	12,779	11,692,785
Mercer International Inc.
5.13%, 02/01/29(b)	13,334	10,596,309
12.88%, 10/01/28(a)(b)	5,602	5,568,631
		34,154,631
Gas — 0.4%
AmeriGas Partners LP / AmeriGas Finance Corp., 9.50%, 06/01/30(a)	6,610	6,677,422

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Gas (continued)
AmeriGas Partners LP/AmeriGas Finance Corp.
5.75%, 05/20/27(b)	$7,660	$7,486,884
9.38%, 06/01/28(a)(b)	7,204	7,276,112
Venture Global Plaquemines LNG LLC
7.50%, 05/01/33(a)	18,962	19,827,712
7.75%, 05/01/35(a)(b)	17,154	18,080,220
		59,348,350
Health Care - Products — 1.3%
Avantor Funding Inc.
3.88%, 11/01/29(a)(b)	12,755	11,879,033
4.63%, 07/15/28(a)	23,338	22,729,102
Bausch & Lomb Corp., 8.38%, 10/01/28(a)	20,790	21,519,937
Hologic Inc.
3.25%, 02/15/29(a)(b)	13,470	12,863,338
4.63%, 02/01/28(a)	5,281	5,209,105
Medline Borrower LP
3.88%, 04/01/29(a)	66,683	62,808,605
5.25%, 10/01/29(a)(b)	38,856	37,970,083
Medline Borrower LP/Medline Co-Issuer Inc., 6.25%, 04/01/29(a)(b)	22,404	22,796,070
Teleflex Inc.
4.25%, 06/01/28(a)	6,781	6,543,665
4.63%, 11/15/27	7,008	6,886,898
		211,205,836
Health Care - Services — 4.5%
Acadia Healthcare Co. Inc.
5.00%, 04/15/29(a)(b)	7,473	7,149,793
5.50%, 07/01/28(a)(b)	5,975	5,885,094
7.38%, 03/15/33(a)(b)	8,363	8,523,281
Charles River Laboratories International Inc.
3.75%, 03/15/29(a)(b)	6,757	6,259,234
4.00%, 03/15/31(a)(b)	7,179	6,429,369
4.25%, 05/01/28(a)	7,041	6,750,097
CHS/Community Health Systems Inc.
4.75%, 02/15/31(a)(b)	16,720	14,266,340
5.25%, 05/15/30(a)(b)	23,196	20,884,519
5.63%, 03/15/27(a)	28,896	28,426,440
6.00%, 01/15/29(a)	10,752	10,274,427
6.13%, 04/01/30(a)(b)	18,943	14,620,842
6.88%, 04/15/29(a)	19,198	15,934,340
10.88%, 01/15/32(a)(b)	35,181	37,511,741
DaVita Inc.
3.75%, 02/15/31(a)	23,276	20,598,371
4.63%, 06/01/30(a)	44,147	41,261,433
6.75%, 07/15/33(a)	12,295	12,422,088
6.88%, 09/01/32(a)(b)	15,564	15,791,136
Encompass Health Corp.
4.50%, 02/01/28	10,457	10,282,522
4.63%, 04/01/31(b)	5,667	5,394,275
4.75%, 02/01/30(b)	12,163	11,842,288
IQVIA Inc.
5.00%, 10/15/26(a)	14,924	14,878,333
5.00%, 05/15/27(a)(b)	16,486	16,366,889
6.50%, 05/15/30(a)(b)	6,803	6,939,112
LifePoint Health Inc.
5.38%, 01/15/29(a)(b)	6,960	6,577,250
8.38%, 02/15/32(a)(b)	10,974	11,558,365
9.88%, 08/15/30(a)	12,928	13,862,855
10.00%, 06/01/32(a)(b)	12,807	13,403,006
11.00%, 10/15/30(a)	17,347	19,104,742
Security	Par (000)	Value
Health Care - Services (continued)
Molina Healthcare Inc.
3.88%, 11/15/30(a)	$10,831	$9,896,718
3.88%, 05/15/32(a)(b)	12,024	10,694,596
4.38%, 06/15/28(a)	12,797	12,397,094
6.25%, 01/15/33(a)(b)	11,299	11,290,112
MPH Acquisition Holdings LLC
5.75%, 12/31/30(a)(b)	11,866	9,546,747
6.75%, 03/31/31, (6.00% Cash and 0.75% PIK)(a)(b)(e)	10,197	7,482,505
11.50%, 12/31/30, (6.50% Cash and 5.00% PIK)(a)(b)(e)	9,439	9,297,608
Prime Healthcare Services Inc., 9.38%, 09/01/29(a)(b)	23,479	23,866,403
Radiology Partners Inc.
7.78%, 01/31/29, (4.28% Cash and 3.50% PIK)(a)(b)(e)	10,855	10,891,347
9.78%, 02/15/30, (6.78% PIK)(a)(b)(e)	10,464	10,064,267
Star Parent Inc., 9.00%, 10/01/30(a)(b)	15,650	16,164,295
Tenet Healthcare Corp.
4.25%, 06/01/29	20,976	20,092,898
4.38%, 01/15/30(b)	21,559	20,569,082
4.63%, 06/15/28	9,052	8,876,391
5.13%, 11/01/27(b)	19,117	18,994,269
6.13%, 10/01/28(b)	35,613	35,680,576
6.13%, 06/15/30(b)	28,438	28,757,927
6.25%, 02/01/27	19,521	19,543,254
6.75%, 05/15/31(b)	19,116	19,689,862
U.S. Acute Care Solutions LLC, 9.75%, 05/15/29(a)(b)	14,969	15,218,795
		722,212,928
Holding Companies - Diversified — 0.6%
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29(a)(b)	14,638	12,625,275
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38%, 02/01/29(b)	11,968	9,768,460
5.25%, 05/15/27	20,434	19,455,504
6.25%, 05/15/26	9,062	8,973,283
9.00%, 06/15/30(b)	11,722	10,626,240
9.75%, 01/15/29(b)	11,473	11,133,930
10.00%, 11/15/29(a)(b)	7,451	7,259,076
Stena International SA
7.25%, 01/15/31(a)	12,468	12,466,913
7.63%, 02/15/31(a)	5,526	5,592,441
		97,901,122
Home Builders — 0.5%
Ashton Woods USA LLC/Ashton Woods Finance Co., 4.63%, 04/01/30(a)(b)	6,036	5,650,087
Brookfield Residential Properties Inc./Brookfield Residential U.S. LLC
4.88%, 02/15/30(a)(b)	7,064	6,145,680
6.25%, 09/15/27(a)	9,428	9,263,010
Century Communities Inc.
3.88%, 08/15/29(a)(b)	7,413	6,718,031
6.75%, 06/01/27	6,625	6,627,451
LGI Homes Inc.
7.00%, 11/15/32(a)(b)	5,664	5,259,817
8.75%, 12/15/28(a)(b)	5,875	6,050,721

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Home Builders (continued)
Mattamy Group Corp.
4.63%, 03/01/30(a)(b)	$9,785	$9,192,801
5.25%, 12/15/27(a)(b)	7,175	7,119,287
Taylor Morrison Communities Inc.
5.13%, 08/01/30(a)(b)	7,997	7,779,916
5.75%, 01/15/28(a)(b)	6,739	6,761,376
5.88%, 06/15/27(a)	7,035	7,075,247
		83,643,424
Home Furnishings — 0.2%
Somnigroup International Inc.
3.88%, 10/15/31(a)	12,640	11,249,600
4.00%, 04/15/29(a)(b)	12,489	11,754,388
Whirlpool Corp., 4.75%, 02/26/29(b)	1,070	1,032,346
		24,036,334
Household Products & Wares — 0.1%
Central Garden & Pet Co.
4.13%, 10/15/30(b)	6,801	6,294,267
4.13%, 04/30/31(a)(b)	6,503	5,923,834
Kronos Acquisition Holdings Inc.
8.25%, 06/30/31(a)(b)	8,321	7,280,875
10.75%, 06/30/32(a)(b)	5,928	3,956,940
		23,455,916
Housewares — 0.5%
Newell Brands Inc.
5.70%, 04/01/26	4,302	4,326,244
6.38%, 09/15/27(b)	7,325	7,346,975
6.38%, 05/15/30(b)	12,311	11,603,117
6.63%, 09/15/29	7,296	7,059,325
6.63%, 05/15/32(b)	7,144	6,590,340
8.50%, 06/01/28(a)	19,000	19,665,000
Scotts Miracle-Gro Co. (The)
4.00%, 04/01/31(b)	7,375	6,611,227
4.38%, 02/01/32(b)	5,862	5,258,830
4.50%, 10/15/29(b)	5,578	5,296,004
		73,757,062
Insurance — 2.9%
Acrisure LLC/Acrisure Finance Inc.
4.25%, 02/15/29(a)(b)	10,475	10,040,078
6.00%, 08/01/29(a)	6,779	6,563,258
7.50%, 11/06/30(a)	17,664	18,228,541
8.25%, 02/01/29(a)	14,143	14,609,012
8.50%, 06/15/29(a)	7,119	7,415,760
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/27(a)	9,903	9,616,723
5.88%, 11/01/29(a)	5,748	5,597,087
6.50%, 10/01/31(a)(b)	15,443	15,576,588
6.75%, 10/15/27(a)	18,589	18,627,793
6.75%, 04/15/28(a)	19,000	19,230,869
7.00%, 01/15/31(a)(b)	21,488	21,987,166
7.38%, 10/01/32(a)(b)	10,642	10,922,512
AmWINS Group Inc.
4.88%, 06/30/29(a)	12,082	11,570,116
6.38%, 02/15/29(a)(b)	11,659	11,816,559
Ardonagh Finco Ltd., 7.75%, 02/15/31(a)(b)	17,935	18,546,404
Ardonagh Group Finance Ltd., 8.88%, 02/15/32(a)	23,642	24,410,365
AssuredPartners Inc.
5.63%, 01/15/29(a)	6,124	6,110,946
7.50%, 02/15/32(a)(b)	5,984	6,404,836
Security	Par (000)	Value
Insurance (continued)
FWD Group Holdings Ltd., 8.40%, 04/05/29(a)(b)	$11,881	$12,302,190
Global Atlantic Fin Co.
4.70%, 10/15/51, (5-year CMT + 3.796%)(a)(d)	9,374	9,081,063
7.95%, 10/15/54, (5-year CMT + 3.608%)(a)(d)	8,101	8,313,624
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC
7.25%, 02/15/31(a)(b)	15,740	16,128,581
8.13%, 02/15/32(a)	7,259	7,447,140
HUB International Ltd.
5.63%, 12/01/29(a)(b)	6,945	6,868,605
7.25%, 06/15/30(a)(b)	49,092	51,098,066
7.38%, 01/31/32(a)(b)	28,806	30,061,849
Jones Deslauriers Insurance Management Inc.
8.50%, 03/15/30(a)(b)	10,690	11,205,793
10.50%, 12/15/30(a)	6,747	7,224,131
Liberty Mutual Group Inc., 4.13%, 12/15/51, (5-year CMT + 3.315%)(a)(b)(d)	6,905	6,643,605
Panther Escrow Issuer LLC, 7.13%, 06/01/31(a)(b)	46,871	48,492,737
Ryan Specialty LLC
4.38%, 02/01/30(a)(b)	5,813	5,530,248
5.88%, 08/01/32(a)(b)	17,341	17,232,619
		474,904,864
Internet — 1.7%
Arches Buyer Inc.
4.25%, 06/01/28(a)	13,242	12,471,448
6.13%, 12/01/28(a)	7,269	6,636,423
Cogent Communications Group LLC, 7.00%, 06/15/27(a)	5,744	5,775,764
Gen Digital Inc.
6.25%, 04/01/33(a)(b)	15,510	15,684,487
6.75%, 09/30/27(a)	12,695	12,904,973
7.13%, 09/30/30(a)(b)	9,494	9,803,407
Go Daddy Operating Co. LLC/GD Finance Co. Inc.
3.50%, 03/01/29(a)	12,472	11,614,425
5.25%, 12/01/27(a)	8,481	8,421,527
ION Trading Technologies SARL
5.75%, 05/15/28(a)	6,538	6,322,246
9.50%, 05/30/29(a)	12,663	13,116,798
Match Group Holdings II LLC
3.63%, 10/01/31(a)(b)	7,310	6,385,320
4.13%, 08/01/30(a)(b)	6,784	6,245,900
4.63%, 06/01/28(a)	6,810	6,575,055
5.00%, 12/15/27(a)(b)	5,552	5,498,246
Newfold Digital Holdings Group Inc.
6.00%, 02/15/29(a)	9,529	5,530,496
11.75%, 10/15/28(a)	8,253	6,110,307
Rakuten Group Inc.
6.25%, (5-year CMT + 4.956%)(a)(b)(d)(f)	13,942	12,621,184
8.13%, , (5-year CMT + 4.250%)(a)(d)(f)	8,155	7,824,043
9.75%, 04/15/29(a)	30,013	32,175,437
11.25%, 02/15/27(a)	25,973	28,005,907
Snap Inc., 6.88%, 03/01/33(a)(b)	24,321	24,625,012

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Internet (continued)
Wayfair LLC
7.25%, 10/31/29(a)(b)	$12,066	$11,775,857
7.75%, 09/15/30(a)(b)	11,122	10,899,560
		267,023,822
Iron & Steel — 0.8%
ATI Inc., 7.25%, 08/15/30(b)	5,582	5,833,208
Cleveland-Cliffs Inc.
5.88%, 06/01/27(b)	7,882	7,761,800
6.75%, 04/15/30(a)(b)	11,139	10,116,301
6.88%, 11/01/29(a)(b)	14,693	13,598,372
7.00%, 03/15/32(a)(b)	21,503	18,573,216
7.38%, 05/01/33(a)(b)	14,320	12,275,390
7.50%, 09/15/31(a)(b)	13,734	12,296,594
Mineral Resources Ltd.
8.00%, 11/01/27(a)(b)	11,096	11,062,271
8.13%, 05/01/27(a)(b)	10,535	10,548,379
8.50%, 05/01/30(a)(b)	10,056	9,933,820
9.25%, 10/01/28(a)(b)	17,083	17,416,119
		129,415,470
Leisure Time — 1.0%
NCL Corp. Ltd.
5.88%, 02/15/27(a)	17,829	17,827,620
6.75%, 02/01/32(a)(b)	27,988	27,988,000
7.75%, 02/15/29(a)(b)	10,138	10,654,403
8.13%, 01/15/29(a)(b)	12,963	13,648,095
NCL Finance Ltd., 6.13%, 03/15/28(b)	7,216	7,256,018
Sabre GLBL Inc.
8.63%, 06/01/27(a)(b)	9,731	10,039,959
10.75%, 11/15/29(a)(b)	13,152	13,415,040
11.13%, 07/15/30(a)	9,955	10,213,830
Viking Cruises Ltd.
5.88%, 09/15/27(a)	11,301	11,295,123
7.00%, 02/15/29(a)(b)	8,198	8,261,125
9.13%, 07/15/31(a)	12,484	13,404,695
VOC Escrow Ltd., 5.00%, 02/15/28(a)	10,250	10,111,692
		154,115,600
Lodging — 2.5%
Boyd Gaming Corp.
4.75%, 12/01/27(b)	14,833	14,618,366
4.75%, 06/15/31(a)(b)	15,508	14,499,980
Hilton Domestic Operating Co. Inc.
3.63%, 02/15/32(a)(b)	22,230	19,761,136
3.75%, 05/01/29(a)	13,560	12,820,603
4.00%, 05/01/31(a)(b)	17,063	15,779,180
4.88%, 01/15/30(b)	15,577	15,265,907
5.75%, 05/01/28(a)(b)	5,841	5,850,031
5.88%, 04/01/29(a)(b)	7,849	7,925,418
5.88%, 03/15/33(a)	15,200	15,304,728
6.13%, 04/01/32(a)	7,390	7,494,982
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc
4.88%, 07/01/31(a)(b)	6,808	6,103,712
5.00%, 06/01/29(a)	13,246	12,428,555
6.63%, 01/15/32(a)(b)	15,059	15,040,176
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27(b)	6,710	6,681,084
Melco Resorts Finance Ltd.
5.38%, 12/04/29(a)(b)	17,786	16,374,434
5.63%, 07/17/27(a)(b)	9,206	9,003,439
Security	Par (000)	Value
Lodging (continued)
5.75%, 07/21/28(a)	$12,195	$11,693,381
7.63%, 04/17/32(a)(b)	10,768	10,660,320
MGM China Holdings Ltd.
4.75%, 02/01/27(a)	11,382	11,162,897
7.13%, 06/26/31(a)(b)	7,269	7,395,141
MGM Resorts International
4.63%, 09/01/26(b)	4,662	4,641,589
4.75%, 10/15/28(b)	12,004	11,742,279
5.50%, 04/15/27	10,407	10,397,786
6.13%, 09/15/29(b)	13,505	13,549,434
6.50%, 04/15/32(b)	11,569	11,547,250
Station Casinos LLC
4.50%, 02/15/28(a)	10,219	9,912,430
4.63%, 12/01/31(a)	7,588	6,946,744
6.63%, 03/15/32(a)	7,004	7,011,696
Studio City Finance Ltd.
5.00%, 01/15/29(a)(b)	16,260	14,673,790
6.50%, 01/15/28(a)(b)	6,759	6,597,612
Travel & Leisure Co.
4.50%, 12/01/29(a)(b)	9,960	9,448,476
6.00%, 04/01/27	5,758	5,801,876
6.63%, 07/31/26(a)	9,917	10,019,244
Wynn Macau Ltd.
5.13%, 12/15/29(a)(b)	14,982	13,995,285
5.50%, 10/01/27(a)(b)	10,881	10,678,283
5.63%, 08/26/28(a)(b)	19,715	18,999,671
		401,826,915
Machinery — 0.6%
Chart Industries Inc.
7.50%, 01/01/30(a)(b)	20,317	21,164,016
9.50%, 01/01/31(a)(b)	7,643	8,139,976
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC, 9.00%, 02/15/29(a)(b)	16,367	16,724,098
Terex Corp.
5.00%, 05/15/29(a)(b)	9,461	9,120,808
6.25%, 10/15/32(a)(b)	12,358	12,131,725
TK Elevator Holdco GmbH, 7.63%, 07/15/28(a)(b)	5,800	5,807,250
TK Elevator U.S. Newco Inc., 5.25%, 07/15/27(a)	25,065	24,811,312
		97,899,185
Manufacturing — 0.3%
Axon Enterprise Inc.
6.13%, 03/15/30(a)	15,349	15,617,607
6.25%, 03/15/33(a)	11,342	11,533,680
FXI Holdings Inc.
12.25%, 11/15/26(a)	7,491	6,598,482
12.25%, 11/15/26(a)	12,179	10,757,102
Hillenbrand Inc., 6.25%, 02/15/29(b)	7,378	7,403,011
		51,909,882
Media — 9.2%
AMC Networks Inc.
4.25%, 02/15/29(b)	15,543	11,890,395
10.25%, 01/15/29(a)(b)	15,375	16,297,500
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31(a)(b)	44,968	41,033,300
4.25%, 01/15/34(a)(b)	30,404	26,351,147
4.50%, 08/15/30(a)(b)	40,691	38,173,899
4.50%, 05/01/32(b)	42,331	38,542,375
4.50%, 06/01/33(a)(b)	26,119	23,222,403

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
4.75%, 03/01/30(a)(b)	$46,427	$44,332,232
4.75%, 02/01/32(a)(b)	18,164	16,790,473
5.00%, 02/01/28(a)	35,907	35,233,744
5.13%, 05/01/27(a)(b)	45,218	44,759,928
5.38%, 06/01/29(a)	20,085	19,800,195
5.50%, 05/01/26(a)	8,257	8,236,358
6.38%, 09/01/29(a)(b)	21,608	21,901,912
7.38%, 03/01/31(a)(b)	15,492	16,036,962
CSC Holdings LLC
3.38%, 02/15/31(a)	13,244	8,674,820
4.13%, 12/01/30(a)	15,010	10,279,159
4.50%, 11/15/31(a)	20,089	13,585,186
4.63%, 12/01/30(a)	35,296	16,179,164
5.00%, 11/15/31(a)	6,474	2,946,641
5.38%, 02/01/28(a)	14,379	13,120,838
5.50%, 04/15/27(a)	19,347	18,331,282
5.75%, 01/15/30(a)	34,478	17,590,141
6.50%, 02/01/29(a)	27,056	21,490,581
7.50%, 04/01/28(a)	16,356	12,677,945
11.25%, 05/15/28(a)	14,556	14,410,440
11.75%, 01/31/29(a)	31,169	29,241,141
Directv Financing LLC, 8.88%, 02/01/30(a)(b)	12,017	11,848,762
Directv Financing LLC/Directv Financing Co-Obligor Inc.
5.88%, 08/15/27(a)	57,325	56,465,125
10.00%, 02/15/31(a)	31,680	30,802,464
DISH DBS Corp.
5.25%, 12/01/26(a)	40,623	37,373,160
5.75%, 12/01/28(a)	36,012	30,565,185
7.38%, 07/01/28	15,516	10,706,040
7.75%, 07/01/26	28,442	24,460,120
5.13%, 06/01/29	22,063	14,451,265
DISH Network Corp., 11.75%, 11/15/27(a)	50,315	51,887,344
Gray Television Inc.
4.75%, 10/15/30(a)(b)	12,915	9,347,231
5.38%, 11/15/31(a)(b)	19,076	13,617,593
7.00%, 05/15/27(a)(b)	7,329	7,277,697
10.50%, 07/15/29(a)(b)	19,975	21,248,406
iHeartCommunications Inc.
7.75%, 08/15/30(a)(b)	10,059	7,766,971
9.13%, 05/01/29(a)(b)	11,143	9,318,004
10.88%, 05/01/30(a)	9,567	4,697,689
LCPR Senior Secured Financing DAC
5.13%, 07/15/29(a)(b)	13,421	8,656,923
6.75%, 10/15/27(a)(b)	18,359	13,224,006
McGraw-Hill Education Inc.
5.75%, 08/01/28(a)(b)	14,708	14,604,137
7.38%, 09/01/31(a)(b)	11,081	11,388,830
8.00%, 08/01/29(a)(b)	12,847	12,879,118
Nexstar Media Inc.
4.75%, 11/01/28(a)(b)	16,709	16,063,578
5.63%, 07/15/27(a)	24,916	24,799,316
Paramount Global
6.25%, 02/28/57(d)	10,147	9,588,915
6.38%, 03/30/62, (5-year CMT + 3.999%)(b)(d)	14,097	13,716,381
Radiate Holdco LLC/Radiate Finance Inc.
4.50%, 09/15/26(a)	15,195	13,066,749
6.50%, 09/15/28(a)	16,003	10,540,512
Scripps Escrow II Inc., 3.88%, 01/15/29(a)(b)	7,199	6,155,145
Scripps Escrow Inc., 5.88%, 07/15/27(a)(b)	6,403	5,416,415
Security	Par (000)	Value
Media (continued)
Sinclair Television Group Inc.
4.38%, 12/31/32(a)	$853	$615,968
5.50%, 03/01/30(a)(b)	6,604	5,596,890
8.13%, 02/15/33(a)(b)	23,322	23,334,361
Sirius XM Radio Inc.
3.13%, 09/01/26(a)	14,967	14,611,534
3.88%, 09/01/31(a)(b)	22,846	19,981,098
4.00%, 07/15/28(a)	30,418	28,844,535
4.13%, 07/01/30(a)(b)	22,640	20,610,890
5.00%, 08/01/27(a)	23,363	23,089,623
5.50%, 07/01/29(a)(b)	19,643	19,293,109
Sunrise FinCo I BV, 4.88%, 07/15/31(a)	18,986	17,562,050
TEGNA Inc.
4.63%, 03/15/28(b)	17,757	17,224,290
5.00%, 09/15/29(b)	17,514	16,687,689
Telenet Finance Luxembourg Notes SARL, 5.50%, 03/01/28(a)	12,000	11,801,202
Univision Communications Inc.
4.50%, 05/01/29(a)(b)	15,958	14,162,725
6.63%, 06/01/27(a)(b)	23,965	23,965,000
7.38%, 06/30/30(a)(b)	14,802	13,821,368
8.00%, 08/15/28(a)	21,812	21,771,102
8.50%, 07/31/31(a)(b)	19,116	18,351,360
Virgin Media Finance PLC, 5.00%, 07/15/30(a)(b)	14,593	13,235,559
Virgin Media Secured Finance PLC
4.50%, 08/15/30(a)	14,518	13,382,296
5.50%, 05/15/29(a)	20,582	20,015,995
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 07/15/28(a)(b)	6,969	6,799,034
VZ Secured Financing BV, 5.00%, 01/15/32(a)	24,250	20,891,375
Ziggo Bond Co. BV, 5.13%, 02/28/30(a)(b)	6,464	5,478,240
Ziggo BV, 4.88%, 01/15/30(a)(b)	15,790	14,413,112
		1,488,603,647
Mining — 1.1%
Alcoa Nederland Holding BV
4.13%, 03/31/29(a)(b)	7,110	6,687,168
7.13%, 03/15/31(a)(b)	11,647	12,075,350
Alumina Pty. Ltd.
6.13%, 03/15/30(a)(b)	7,152	7,153,550
6.38%, 09/15/32(a)(b)	7,046	6,964,531
Arsenal AIC Parent LLC
8.00%, 10/01/30(a)	10,430	10,928,359
11.50%, 10/01/31(a)	7,407	8,248,488
Constellium SE, 3.75%, 04/15/29(a)(b)	7,143	6,593,632
FMG Resources August 2006 Pty. Ltd.
4.38%, 04/01/31(a)(b)	22,218	20,366,545
4.50%, 09/15/27(a)	8,752	8,564,074
FMG Resources August Pty. Ltd.
5.88%, 04/15/30(a)(b)	10,465	10,453,104
6.13%, 04/15/32(a)(b)	11,842	11,804,068
Kaiser Aluminum Corp.
4.50%, 06/01/31(a)(b)	8,144	7,481,893
4.63%, 03/01/28(a)(b)	6,880	6,683,006
Novelis Corp.
3.25%, 11/15/26(a)(b)	10,496	10,293,742
3.88%, 08/15/31(a)(b)	11,465	10,190,474
4.75%, 01/30/30(a)	26,727	25,390,650
6.88%, 01/30/30(a)(b)	13,381	13,770,536
		183,649,170

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Office & Business Equipment — 0.2%
Xerox Corp., 10.25%, 10/15/30(a)(b)	$5,319	$5,451,234
Xerox Holdings Corp.
5.50%, 08/15/28(a)(b)	11,486	8,037,828
8.88%, 11/30/29(a)(b)	7,121	4,756,163
Xerox Issuer Corp., 13.50%, 04/15/31(a)(b)	5,895	5,890,579
		24,135,804
Oil & Gas — 5.4%
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/01/29(a)	15,178	15,565,324
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
5.88%, 06/30/29(a)(b)	6,069	6,044,906
6.63%, 10/15/32(a)(b)	9,182	9,226,114
8.25%, 12/31/28(a)(b)	7,722	7,840,380
Baytex Energy Corp.
7.38%, 03/15/32(a)(b)	8,281	7,477,743
8.50%, 04/30/30(a)(b)	12,305	11,936,137
CITGO Petroleum Corp.
6.38%, 06/15/26(a)(b)	9,643	9,609,250
8.38%, 01/15/29(a)(b)	13,718	13,917,797
Civitas Resources Inc.
5.00%, 10/15/26(a)	5,360	5,261,239
8.38%, 07/01/28(a)	20,872	21,028,540
8.63%, 11/01/30(a)	16,052	15,818,256
8.75%, 07/01/31(a)(b)	20,914	20,469,577
9.63%, 06/15/33(a)	2,645	2,648,703
CNX Resources Corp.
6.00%, 01/15/29(a)(b)	7,318	7,244,363
7.25%, 03/01/32(a)(b)	9,745	9,927,719
7.38%, 01/15/31(a)(b)	6,988	7,147,851
Comstock Resources Inc.
5.88%, 01/15/30(a)(b)	15,446	14,596,470
6.75%, 03/01/29(a)(b)	18,933	18,654,685
6.75%, 03/01/29(a)	5,296	5,178,011
Crescent Energy Finance LLC
7.38%, 01/15/33(a)(b)	15,799	14,653,572
7.63%, 04/01/32(a)(b)	17,249	16,252,870
9.25%, 02/15/28(a)	16,333	16,863,822
CVR Energy Inc.
5.75%, 02/15/28(a)	5,570	5,293,512
8.50%, 01/15/29(a)(b)	10,680	10,376,795
Encino Acquisition Partners Holdings LLC
8.50%, 05/01/28(a)(b)	11,838	12,148,747
8.75%, 05/01/31(a)(b)	6,653	7,251,770
Energian Israel Finance Ltd.
4.88%, 03/30/26(a)(g)	4,283	4,227,810
5.38%, 03/30/28(a)(g)	8,155	7,746,949
5.88%, 03/30/31(a)(g)	8,672	7,975,201
8.50%, 09/30/33(a)(g)	10,174	10,370,927
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 02/01/29(a)	8,553	8,161,273
6.00%, 04/15/30(a)	7,119	6,727,170
6.00%, 02/01/31(a)	8,993	8,294,383
6.25%, 11/01/28(a)	8,594	8,473,206
6.25%, 04/15/32(a)	6,984	6,352,045
6.88%, 05/15/34(a)	6,382	5,783,688
7.25%, 02/15/35(a)(b)	15,037	13,854,089
8.38%, 11/01/33(a)	9,445	9,385,780
Leviathan Bond Ltd.
6.50%, 06/30/27(a)	8,715	8,614,844
6.75%, 06/30/30(a)	7,433	7,302,641
Security	Par (000)	Value
Oil & Gas (continued)
Matador Resources Co.
6.25%, 04/15/33(a)	$11,405	$10,952,269
6.50%, 04/15/32(a)	13,832	13,551,210
6.88%, 04/15/28(a)	7,268	7,358,926
Nabors Industries Inc.
7.38%, 05/15/27(a)	11,297	10,845,120
8.88%, 08/15/31(a)(b)	8,487	5,781,470
9.13%, 01/31/30(a)(b)	10,866	9,881,400
Noble Finance II LLC, 8.00%, 04/15/30(a)	22,216	22,133,801
Northern Oil & Gas Inc.
8.13%, 03/01/28(a)(b)	10,348	10,390,116
8.75%, 06/15/31(a)(b)	6,952	7,011,646
Parkland Corp.
4.50%, 10/01/29(a)(b)	11,895	11,235,541
4.63%, 05/01/30(a)	12,436	11,674,295
5.88%, 07/15/27(a)(b)	6,988	6,973,212
6.63%, 08/15/32(a)(b)	6,644	6,653,562
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 02/15/28	12,307	11,378,879
7.88%, 09/15/30(a)(b)	7,425	6,487,594
9.88%, 03/15/30(a)(b)	12,942	12,326,968
Permian Resources Operating LLC
5.88%, 07/01/29(a)	11,328	11,186,400
6.25%, 02/01/33(a)	14,319	14,122,114
7.00%, 01/15/32(a)	16,800	17,220,060
8.00%, 04/15/27(a)	9,100	9,270,711
Range Resources Corp.
4.75%, 02/15/30(a)(b)	7,002	6,730,743
8.25%, 01/15/29	8,006	8,223,043
SM Energy Co.
6.50%, 07/15/28(b)	6,328	6,279,430
6.63%, 01/15/27(b)	5,759	5,750,545
6.75%, 09/15/26	5,583	5,582,442
6.75%, 08/01/29(a)(b)	12,293	12,035,093
7.00%, 08/01/32(a)(b)	11,241	10,784,953
Sunoco LP
6.25%, 07/01/33(a)(b)	15,766	15,767,892
7.00%, 05/01/29(a)	11,785	12,139,812
7.25%, 05/01/32(a)	11,919	12,359,817
Sunoco LP/Sunoco Finance Corp.
4.50%, 05/15/29(b)	12,029	11,517,712
4.50%, 04/30/30(b)	13,279	12,532,056
5.88%, 03/15/28(b)	5,933	5,919,639
6.00%, 04/15/27	7,365	7,358,191
7.00%, 09/15/28(a)(b)	7,099	7,271,742
Talos Production Inc.
9.00%, 02/01/29(a)	9,964	9,891,462
9.38%, 02/01/31(a)(b)	10,418	10,235,685
Transocean Inc.
8.00%, 02/01/27(a)(b)	7,401	7,243,947
8.25%, 05/15/29(a)(b)	13,837	12,431,576
8.50%, 05/15/31(a)(b)	13,490	11,567,675
8.75%, 02/15/30(a)(b)	14,689	14,893,380
Transocean Titan Financing Ltd., 8.38%, 02/01/28(a)	6,731	6,823,986
Valaris Ltd., 8.38%, 04/30/30(a)(b)	17,808	17,820,751
Vital Energy Inc., 7.88%, 04/15/32(a)(b)	15,894	12,874,140
		866,175,165

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas Services — 0.5%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/28(a)	$12,931	$12,914,698
6.63%, 09/01/32(a)(b)	10,349	10,374,924
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 09/01/27	13,857	13,851,319
7.13%, 03/15/29(a)	16,879	17,132,185
Weatherford International Ltd., 8.63%, 04/30/30(a)(b)	26,238	26,651,511
		80,924,637
Packaging & Containers — 2.3%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
3.25%, 09/01/28(a)(b)	9,243	8,507,366
4.00%, 09/01/29(a)(b)	15,039	13,337,788
6.00%, 06/15/27(a)(b)	9,640	9,656,265
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.13%, 08/15/26(a)	17,613	15,939,765
, 5.25%, 08/15/27(a)	27,047	12,220,720
Ball Corp.
2.88%, 08/15/30(b)	19,394	17,188,320
3.13%, 09/15/31(b)	12,727	11,169,253
6.00%, 06/15/29	15,403	15,688,672
6.88%, 03/15/28(b)	10,241	10,474,840
Clydesdale Acquisition Holdings Inc.
6.63%, 04/15/29(a)(b)	6,385	6,437,475
6.75%, 04/15/32(a)(b)	21,089	21,299,890
6.88%, 01/15/30(a)(b)	7,337	7,421,742
8.75%, 04/15/30(a)(b)	16,552	16,842,157
Crown Americas LLC
5.25%, 04/01/30(b)	6,978	6,953,158
5.88%, 06/01/33(a)	5,856	5,812,080
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26	4,415	4,363,013
Graphic Packaging International LLC
3.50%, 03/15/28(a)(b)	6,677	6,329,635
3.75%, 02/01/30(a)(b)	5,462	5,025,722
6.38%, 07/15/32(a)(b)	7,630	7,642,337
LABL Inc.
5.88%, 11/01/28(a)(b)	6,980	5,967,132
8.25%, 11/01/29(a)(b)	6,592	5,323,040
8.63%, 10/01/31(a)(b)	13,835	11,494,367
10.50%, 07/15/27(a)(b)	10,085	9,577,283
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/27(a)	43,258	43,632,930
9.25%, 04/15/27(a)(b)	20,658	20,342,497
OI European Group BV, 4.75%, 02/15/30(a)(b)	5,792	5,443,802
Owens-Brockway Glass Container Inc.
6.63%, 05/13/27(a)	8,720	8,724,883
7.25%, 05/15/31(a)(b)	11,125	11,115,878
Sealed Air Corp.
4.00%, 12/01/27(a)(b)	5,902	5,723,518
5.00%, 04/15/29(a)(b)	6,266	6,141,463
6.50%, 07/15/32(a)(b)	5,234	5,358,027
Sealed Air Corp./Sealed Air Corp. U.S.
6.13%, 02/01/28(a)(b)	11,523	11,641,917
7.25%, 02/15/31(a)(b)	5,739	5,997,255
Security	Par (000)	Value
Packaging & Containers (continued)
Trivium Packaging Finance BV
8.25%, 07/15/30(a)	$2,751	$2,850,724
12.25%, 01/15/31(a)(b)	5,749	6,043,636
		367,688,550
Pharmaceuticals — 2.8%
1261229 BC Ltd., 10.00%, 04/15/32(a)(b)	58,142	57,560,580
AdaptHealth LLC
4.63%, 08/01/29(a)(b)	6,928	6,395,699
5.13%, 03/01/30(a)(b)	9,805	9,057,369
Bausch Health Americas Inc., 8.50%, 01/31/27(a)	8,901	8,376,126
Bausch Health Companies Inc.
4.88%, 06/01/28(a)	20,090	16,398,462
5.00%, 01/30/28(a)	5,510	4,289,921
5.00%, 02/15/29(a)	6,120	3,846,044
5.25%, 01/30/30(a)	10,258	5,800,030
5.25%, 02/15/31(a)	6,070	3,235,093
6.25%, 02/15/29(a)	10,183	6,668,094
11.00%, 09/30/28(a)	22,323	21,387,401
CVS Health Corp.
6.75%, 12/10/54, (5-year CMT + 2.516%)(d)	10,826	10,548,205
7.00%, 03/10/55, (5-year CMT + 2.886%)(d)	32,405	32,631,835
Endo Finance Holdings Inc., 8.50%, 04/15/31(a)(b)	15,492	16,025,558
HLF Financing SARL LLC/Herbalife International Inc.
4.88%, 06/01/29(a)(b)	9,212	7,553,287
12.25%, 04/15/29(a)(b)	11,867	12,899,429
Jazz Securities DAC, 4.38%, 01/15/29(a)(b)	22,015	21,119,870
Organon & Co./Organon Foreign Debt Co-Issuer BV
4.13%, 04/30/28(a)(b)	30,028	28,192,088
5.13%, 04/30/31(a)(b)	30,919	25,971,960
6.75%, 05/15/34(a)(b)	7,127	6,628,110
7.88%, 05/15/34(a)(b)	7,165	6,179,813
Owens & Minor Inc.
4.50%, 03/31/29(a)(b)	6,909	5,650,387
6.63%, 04/01/30(a)(b)	7,789	6,591,909
10.00%, 04/15/30(a)(b)	16,278	17,002,688
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26	48,857	47,807,552
4.75%, 05/09/27(b)	14,542	14,416,891
5.13%, 05/09/29(b)	14,463	14,277,150
6.00%, 12/01/32	2,910	2,932,483
6.75%, 03/01/28(b)	16,671	17,176,340
7.88%, 09/15/29	9,001	9,718,393
8.13%, 09/15/31(b)	7,519	8,349,868
Teva Pharmaceutical Finance Netherlands IV BV, 5.75%, 12/01/30	2,725	2,747,070
		457,435,705
Pipelines — 4.7%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 06/15/29(a)(b)	11,414	11,282,168
5.75%, 03/01/27(a)(b)	8,446	8,431,404
5.75%, 01/15/28(a)	9,170	9,133,870
6.63%, 02/01/32(a)(b)	9,694	9,887,713

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
Blue Racer Midstream LLC/Blue Racer Finance Corp.
7.00%, 07/15/29(a)	$7,095	$7,309,033
7.25%, 07/15/32(a)(b)	7,245	7,511,730
Buckeye Partners LP
3.95%, 12/01/26	8,913	8,743,096
4.13%, 12/01/27	5,370	5,210,495
4.50%, 03/01/28(a)	6,893	6,732,845
6.75%, 02/01/30(a)	7,239	7,455,083
6.88%, 07/01/29(a)	9,327	9,579,008
CQP Holdco LP/BIP-V Chinook Holdco LLC
5.50%, 06/15/31(a)	20,681	19,877,129
7.50%, 12/15/33(a)(b)	7,581	8,024,690
Delek Logistics Partners LP/Delek Logistics Finance Corp.
7.13%, 06/01/28(a)	6,389	6,403,607
8.63%, 03/15/29(a)	17,143	17,712,790
DT Midstream Inc.
4.13%, 06/15/29(a)(b)	310	295,182
4.38%, 06/15/31(a)(b)	310	289,509
Energy Transfer LP
7.13%, 10/01/54, (5-year CMT + 2.829%)(b)(d)	5,325	5,352,626
8.00%, 05/15/54, (5-year CMT + 4.020%)(b)(d)	11,201	11,740,501
Genesis Energy LP/Genesis Energy Finance Corp.
7.75%, 02/01/28	11,147	11,237,959
7.88%, 05/15/32(b)	10,018	10,106,597
8.00%, 05/15/33	9,303	9,430,086
8.25%, 01/15/29	9,193	9,510,971
8.88%, 04/15/30	6,857	7,193,875
Global Partners LP/GLP Finance Corp.
7.00%, 08/01/27	5,056	5,049,680
8.25%, 01/15/32(a)	6,312	6,540,810
Harvest Midstream I LP
7.50%, 09/01/28(a)(b)	11,746	11,905,662
7.50%, 05/15/32(a)(b)	7,142	7,341,932
Hess Midstream Operations LP
4.25%, 02/15/30(a)	12,307	11,729,679
5.13%, 06/15/28(a)	7,835	7,722,799
5.50%, 10/15/30(a)(b)	5,057	5,000,109
5.88%, 03/01/28(a)(b)	12,751	12,867,024
6.50%, 06/01/29(a)	9,542	9,749,158
Howard Midstream Energy Partners LLC
7.38%, 07/15/32(a)(b)	9,585	9,914,523
8.88%, 07/15/28(a)	8,314	8,688,130
ITT Holdings LLC, 6.50%, 08/01/29(a)	18,912	17,608,651
Kinetik Holdings LP
5.88%, 06/15/30(a)(b)	16,408	16,294,621
6.63%, 12/15/28(a)(b)	16,247	16,571,940
New Fortress Energy Inc., 6.50%, 09/30/26(a)(b)	6,334	3,800,263
NFE Financing LLC, 12.00%, 11/15/29(a)(b)	38,862	17,196,477
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13%, 02/15/29(a)	13,993	13,678,157
8.38%, 02/15/32(a)(b)	20,263	19,097,877
NuStar Logistics LP
5.63%, 04/28/27(b)	7,736	7,755,185
6.00%, 06/01/26	7,269	7,297,197
6.38%, 10/01/30(b)	7,873	8,007,392
Security	Par (000)	Value
Pipelines (continued)
Rockies Express Pipeline LLC
4.95%, 07/15/29(a)(b)	$8,361	$8,068,214
6.75%, 03/15/33(a)(b)	7,510	7,735,075
South Bow Canadian Infrastructure Holdings Ltd.
7.50%, 03/01/55, (5-year CMT + 3.667%)(a)(b)(d)	9,703	9,663,383
7.63%, 03/01/55, (5-year CMT + 3.949%)(a)(b)(d)	6,011	6,063,951
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 01/15/28(a)(b)	14,375	14,237,539
6.00%, 03/01/27(a)	6,241	6,230,983
6.00%, 12/31/30(a)	10,727	10,273,864
6.00%, 09/01/31(a)	7,038	6,714,463
7.38%, 02/15/29(a)(b)	12,805	13,007,008
Venture Global Calcasieu Pass LLC
3.88%, 11/01/33(a)(b)	18,475	15,783,821
6.25%, 01/15/30(a)	15,633	15,841,849
3.88%, 08/15/29(a)	17,956	16,671,911
4.13%, 08/15/31(a)	19,238	17,396,956
Venture Global LNG Inc.
7.00%, 01/15/30(a)(b)	22,670	22,549,849
8.13%, 06/01/28(a)(b)	34,727	35,513,393
8.38%, 06/01/31(a)(b)	35,064	35,589,960
9.50%, 02/01/29(a)(b)	46,275	49,456,406
9.88%, 02/01/32(a)(b)	30,489	32,405,112
		755,472,970
Real Estate — 0.6%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp., 7.00%, 04/15/30(a)(b)	10,402	9,483,409
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.
5.25%, 04/15/30(a)(b)	6,685	5,180,875
5.75%, 01/15/29(a)(b)	8,064	6,608,906
Cushman & Wakefield U.S. Borrower LLC
6.75%, 05/15/28(a)(b)	10,303	10,341,636
8.88%, 09/01/31(a)(b)	5,938	6,349,450
Howard Hughes Corp. (The)
4.13%, 02/01/29(a)(b)	10,302	9,660,894
4.38%, 02/01/31(a)	10,918	9,889,088
5.38%, 08/01/28(a)	11,256	11,047,664
Kennedy-Wilson Inc.
4.75%, 03/01/29(b)	9,144	8,397,827
4.75%, 02/01/30(b)	9,643	8,558,162
5.00%, 03/01/31(b)	9,438	8,241,828
		93,759,739
Real Estate Investment Trusts — 3.8%
Brandywine Operating Partnership LP
3.95%, 11/15/27	5,859	5,591,830
8.88%, 04/12/29	5,839	6,219,401
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 4.50%, 04/01/27(a)	5,823	5,655,589
Diversified Healthcare Trust
4.38%, 03/01/31(b)	7,004	5,786,385
4.75%, 02/15/28	7,047	6,473,247
Hudson Pacific Properties LP
3.25%, 01/15/30(b)	6,043	4,079,025
3.95%, 11/01/27	5,680	4,975,566

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
4.65%, 04/01/29(b)	$7,378	$5,346,837
Iron Mountain Inc.
4.50%, 02/15/31(a)(b)	16,656	15,603,674
4.88%, 09/15/27(a)	13,748	13,576,288
4.88%, 09/15/29(a)(b)	17,132	16,618,040
5.00%, 07/15/28(a)(b)	7,214	7,096,773
5.25%, 03/15/28(a)	12,477	12,336,259
5.25%, 07/15/30(a)	19,825	19,320,527
5.63%, 07/15/32(a)(b)	10,194	9,943,761
6.25%, 01/15/33(a)(b)	18,269	18,456,440
7.00%, 02/15/29(a)	14,805	15,278,918
Iron Mountain Information Management Services Inc., 5.00%, 07/15/32(a)	11,708	11,078,695
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/27(a)	9,848	9,640,709
4.75%, 06/15/29(a)	9,471	9,181,355
7.00%, 07/15/31(a)	7,349	7,621,280
MPT Operating Partnership LP/MPT Finance Corp.
3.50%, 03/15/31(b)	18,266	12,019,028
4.63%, 08/01/29(b)	13,378	10,136,912
5.00%, 10/15/27(b)	20,623	17,989,443
8.50%, 02/15/32(a)(b)	22,402	22,964,738
Office Properties Income Trust
3.25%, 03/15/27(a)	7,381	5,905,654
9.00%, 09/30/29(a)(b)	7,639	5,662,409
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.88%, 05/15/29(a)	11,342	10,729,759
5.88%, 10/01/28(a)(b)	11,645	11,461,009
7.00%, 02/01/30(a)	7,327	7,354,476
RHP Hotel Properties LP / RHP Finance Corp., 6.50%, 06/15/33(a)	2,540	2,583,205
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29(a)	9,615	9,266,639
4.75%, 10/15/27	10,727	10,597,524
6.50%, 04/01/32(a)	15,410	15,599,629
7.25%, 07/15/28(a)	5,646	5,812,364
RLJ Lodging Trust LP
3.75%, 07/01/26(a)(b)	7,285	7,162,611
4.00%, 09/15/29(a)(b)	7,035	6,426,530
SBA Communications Corp.
3.13%, 02/01/29(b)	22,098	20,552,466
3.88%, 02/15/27	22,039	21,613,427
Service Properties Trust
3.95%, 01/15/28(b)	5,825	5,188,488
4.38%, 02/15/30(b)	5,669	4,573,182
4.75%, 10/01/26	6,487	6,371,713
4.95%, 02/15/27(b)	5,762	5,564,314
4.95%, 10/01/29(b)	6,139	5,121,960
5.50%, 12/15/27(b)	6,474	6,247,410
8.38%, 06/15/29	10,965	11,083,497
8.63%, 11/15/31(a)(b)	15,404	16,405,260
8.88%, 06/15/32(b)	7,251	7,268,467
Starwood Property Trust Inc.
3.63%, 07/15/26(a)	6,219	6,071,235
4.38%, 01/15/27(a)(b)	6,094	5,964,259
6.00%, 04/15/30(a)	6,429	6,395,985
6.50%, 07/01/30(a)(b)	7,186	7,279,921
6.50%, 10/15/30(a)(b)	7,130	7,199,874
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
7.25%, 04/01/29(a)	$10,088	$10,492,478
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC, 6.00%, 01/15/30(a)(b)	10,503	9,567,961
Uniti Group LP/Uniti Group Finance 2019 Inc./CSL Capital LLC
4.75%, 04/15/28(a)(b)	7,676	7,478,253
6.50%, 02/15/29(a)(b)	17,419	16,417,408
10.50%, 02/15/28(a)	46,291	49,120,158
		607,530,245
Retail — 4.7%
1011778 BC ULC/New Red Finance Inc.
3.50%, 02/15/29(a)(b)	12,001	11,304,506
3.88%, 01/15/28(a)(b)	24,756	23,943,694
4.00%, 10/15/30(a)	43,035	39,579,289
4.38%, 01/15/28(a)	11,975	11,675,078
5.63%, 09/15/29(a)(b)	6,993	7,032,631
6.13%, 06/15/29(a)	18,204	18,552,243
Advance Auto Parts Inc., 3.90%, 04/15/30(b)	7,050	6,522,660
Asbury Automotive Group Inc.
4.50%, 03/01/28(b)	5,912	5,743,631
4.63%, 11/15/29(a)(b)	12,189	11,584,679
4.75%, 03/01/30(b)	5,699	5,411,666
5.00%, 02/15/32(a)(b)	10,067	9,364,739
Bath & Body Works Inc.
5.25%, 02/01/28(b)	6,149	6,138,880
6.63%, 10/01/30(a)(b)	12,047	12,286,575
7.50%, 06/15/29(b)	7,169	7,364,367
BCPE Ulysses Intermediate Inc., 7.75%, 04/01/27, (7.75% PIK)(a)(b)(e)	5,427	5,148,866
Carvana Co.
9.00%, 12/01/28, (9.00% PIK)(a)(b)(e)	8,533	8,768,553
9.00%, 06/01/30, (11.00% PIK)(a)(e)	22,019	23,202,411
9.00%, 06/01/31, (14.00% PIK)(a)(b)(e)	26,424	29,581,500
eG Global Finance PLC, 12.00%, 11/30/28(a)(b)	19,953	21,995,589
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co. Inc.
4.63%, 01/15/29(a)(b)	15,093	14,149,688
6.75%, 01/15/30(a)(b)	19,856	18,013,115
FirstCash Inc.
4.63%, 09/01/28(a)(b)	6,882	6,688,010
5.63%, 01/01/30(a)(b)	8,060	7,975,692
6.88%, 03/01/32(a)(b)	7,038	7,214,020
Gap Inc. (The)
3.63%, 10/01/29(a)	11,515	10,533,346
3.88%, 10/01/31(a)(b)	11,278	9,968,624
Global Auto Holdings Ltd./AAG FH U.K. Ltd.
8.38%, 01/15/29(a)(b)	7,757	6,477,095
8.75%, 01/15/32(a)(b)	6,930	5,301,450
11.50%, 08/15/29(a)	7,483	6,940,483
Group 1 Automotive Inc.
4.00%, 08/15/28(a)	11,338	10,866,263
6.38%, 01/15/30(a)(b)	6,992	7,118,975
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/27(a)	8,629	8,559,853
Kohl's Corp., 5.13%, 05/01/31	841	539,291
LBM Acquisition LLC, 6.25%, 01/15/29(a)(b)	13,419	10,748,887
LCM Investments Holdings II LLC
4.88%, 05/01/29(a)	14,840	14,282,823
8.25%, 08/01/31(a)(b)	13,449	14,255,940
Lithia Motors Inc.
3.88%, 06/01/29(a)(b)	12,547	11,805,221

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
4.38%, 01/15/31(a)(b)	$8,286	$7,778,151
4.63%, 12/15/27(a)(b)	4,955	4,853,835
Macy's Retail Holdings LLC
5.88%, 03/15/30(a)(b)	6,454	6,163,570
6.13%, 03/15/32(a)(b)	5,904	5,480,211
Michaels Companies Inc. (The)
5.25%, 05/01/28(a)(b)	11,669	7,986,987
7.88%, 05/01/29(a)	16,202	7,893,075
Murphy Oil USA Inc.
3.75%, 02/15/31(a)(b)	7,180	6,493,206
4.75%, 09/15/29	7,275	7,039,908
Nordstrom Inc.
4.25%, 08/01/31(b)	6,301	5,489,095
4.38%, 04/01/30(b)	7,109	6,415,873
PetSmart Inc./PetSmart Finance Corp.
4.75%, 02/15/28(a)(b)	18,932	18,230,569
7.75%, 02/15/29(a)(b)	17,609	17,104,536
QVC Inc., 6.88%, 04/15/29(a)(b)	8,461	3,765,145
QXO Building Products Inc., 6.75%, 04/30/32(a)	35,986	36,953,358
Saks Global Enterprises LLC, 11.00%, 12/15/29(a)	31,156	15,127,562
Sonic Automotive Inc.
4.63%, 11/15/29(a)(b)	10,554	10,064,054
4.88%, 11/15/31(a)(b)	6,994	6,513,163
Staples Inc.
10.75%, 09/01/29(a)	36,286	33,052,330
12.75%, 01/15/30(a)(b)	13,198	8,555,091
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31(a)(b)	10,971	10,185,367
Walgreens Boots Alliance Inc.
3.20%, 04/15/30(b)	5,865	5,586,178
3.45%, 06/01/26	20,050	19,628,549
8.13%, 08/15/29(b)	12,112	12,675,071
Yum! Brands Inc.
3.63%, 03/15/31	17,199	15,604,997
4.63%, 01/31/32(b)	17,363	16,444,556
4.75%, 01/15/30(a)(b)	12,643	12,371,934
5.38%, 04/01/32(b)	14,826	14,636,968
		758,733,672
Semiconductors — 0.3%
Entegris Inc.
3.63%, 05/01/29(a)(b)	5,736	5,332,448
4.38%, 04/15/28(a)(b)	5,520	5,332,876
4.75%, 04/15/29(a)	23,778	23,079,521
5.95%, 06/15/30(a)(b)	14,001	14,004,135
		47,748,980
Software — 2.8%
AthenaHealth Group Inc., 6.50%, 02/15/30(a)(b)	35,215	33,946,932
Central Parent Inc./CDK Global Inc., 7.25%, 06/15/29(a)	11,506	10,139,663
Central Parent LLC/CDK Global II LLC/CDK Financing Co. Inc., 8.00%, 06/15/29(a)	11,848	10,603,960
Cloud Software Group Inc.
6.50%, 03/31/29(a)(b)	59,103	58,970,609
8.25%, 06/30/32(a)(b)	28,598	30,032,052
9.00%, 09/30/29(a)(b)	61,819	63,273,601
CoreWeave Inc., 9.25%, 06/01/30(a)	23,710	23,680,363
Fair Isaac Corp.
4.00%, 06/15/28(a)	12,115	11,648,411
6.00%, 05/15/33(a)(b)	20,370	20,330,279
Security	Par (000)	Value
Software (continued)
Helios Software Holdings Inc./ION Corporate Solutions Finance SARL, 8.75%, 05/01/29(a)	$10,113	$10,282,983
Open Text Corp.
3.88%, 02/15/28(a)(b)	13,373	12,807,574
3.88%, 12/01/29(a)(b)	13,837	12,857,601
Open Text Holdings Inc.
4.13%, 02/15/30(a)(b)	14,581	13,628,861
4.13%, 12/01/31(a)(b)	9,481	8,578,798
ROBLOX Corp., 3.88%, 05/01/30(a)	16,173	15,061,106
Rocket Software Inc.
6.50%, 02/15/29(a)	8,129	7,876,960
9.00%, 11/28/28(a)	11,979	12,360,651
SS&C Technologies Inc.
5.50%, 09/30/27(a)	26,376	26,346,541
6.50%, 06/01/32(a)(b)	11,385	11,681,576
Twilio Inc.
3.63%, 03/15/29	6,873	6,456,468
3.88%, 03/15/31(b)	6,664	6,141,742
UKG Inc., 6.88%, 02/01/31(a)	38,332	39,494,245
		446,200,976
Telecommunications — 6.2%
Altice Financing SA
5.00%, 01/15/28(a)	17,999	14,065,347
5.75%, 08/15/29(a)	29,528	22,419,134
Altice France Holding SA
6.00%, 02/15/28(a)	14,377	5,229,634
10.50%, 05/15/27(a)	20,915	7,477,113
Altice France SA
5.13%, 01/15/29(a)	6,151	5,180,834
5.13%, 07/15/29(a)	34,385	28,992,658
5.50%, 01/15/28(a)	15,070	12,959,258
5.50%, 10/15/29(a)	27,623	23,444,797
8.13%, 02/01/27(a)	23,943	22,003,904
Bell Telephone Co. of Canada or Bell Canada
6.88%, 09/15/55, (5-year CMT + 2.390%)(d)	14,297	14,430,069
7.00%, 09/15/55, (5-year CMT + 2.363%)(b)(d)	17,518	17,599,082
British Telecommunications PLC
4.25%, 11/23/81, (5-year CMT + 2.985%)(a)(b)(d)	6,845	6,662,855
4.88%, 11/23/81, (5-year CMT + 3.493%)(a)(b)(d)	6,674	6,100,703
CommScope LLC
4.75%, 09/01/29(a)(b)	14,498	13,881,835
7.13%, 07/01/28(a)(b)	10,064	9,648,860
8.25%, 03/01/27(a)(b)	14,554	14,508,519
9.50%, 12/15/31(a)(b)	15,058	15,645,864
CommScope Technologies LLC, 5.00%, 03/15/27(a)	11,678	11,290,991
Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 09/15/29(a)(b)	29,686	28,284,574
Consolidated Communications Inc.
5.00%, 10/01/28(a)	5,511	5,566,937
6.50%, 10/01/28(a)(b)	10,286	10,502,109
EchoStar Corp.
6.75%, 11/30/30, (6.75% PIK)(b)(e)	35,317	30,372,634
Series ., 10.75%, 11/30/29	77,339	77,921,768
Fibercop SpA
Series 2033, 6.38%, 11/15/33(a)	6,634	6,434,980
Series 2034, 6.00%, 09/30/34(a)	7,265	6,818,566
Series 2036, 7.20%, 07/18/36(a)	7,272	7,035,660

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
Series 2038, 7.72%, 06/04/38(a)	$6,905	$6,864,390
Frontier Communications Holdings LLC
5.00%, 05/01/28(a)	20,627	20,581,208
5.88%, 10/15/27(a)	15,003	15,003,000
5.88%, 11/01/29(b)	9,600	9,696,124
6.00%, 01/15/30(a)(b)	12,713	12,900,729
6.75%, 05/01/29(a)	19,372	19,626,318
8.63%, 03/15/31(a)(b)	14,557	15,479,768
8.75%, 05/15/30(a)(b)	16,596	17,436,172
Hughes Satellite Systems Corp.
5.25%, 08/01/26(b)	10,685	9,616,500
6.63%, 08/01/26(b)	9,960	7,021,800
Iliad Holding SASU
7.00%, 10/15/28(a)	13,818	14,034,281
7.00%, 04/15/32(a)	12,903	12,967,515
8.50%, 04/15/31(a)(b)	14,998	15,824,540
Intelsat Jackson Holdings SA, 6.50%, 03/15/30(a)(b)	44,183	43,621,876
Level 3 Financing Inc.
3.75%, 07/15/29(a)(b)	6,474	5,313,018
3.88%, 10/15/30(a)(b)	6,519	5,490,628
4.00%, 04/15/31(a)(b)	6,162	5,129,865
4.50%, 04/01/30(a)(b)	10,795	9,494,958
4.88%, 06/15/29(a)(b)	9,393	8,552,809
10.50%, 04/15/29(a)(b)	10,361	11,669,076
10.50%, 05/15/30(a)(b)	16,641	18,201,094
10.75%, 12/15/30(a)(b)	10,865	12,265,178
11.00%, 11/15/29(a)(b)	24,076	27,312,511
Lumen Technologies Inc.
4.13%, 04/15/30(a)(b)	6,093	5,930,969
10.00%, 10/15/32(a)(b)	6,126	6,279,606
Rogers Communications Inc.
5.25%, 03/15/82, (5-year CMT + 3.590%)(a)(b)(d)	10,537	10,299,917
7.00%, 04/15/55, (5-year CMT + 2.653%)(d)	16,843	16,922,223
7.13%, 04/15/55, (5-year CMT + 2.620%)(b)(d)	14,897	14,877,634
Viasat Inc.
5.63%, 04/15/27(a)(b)	8,939	8,784,211
6.50%, 07/15/28(a)(b)	5,839	5,349,149
7.50%, 05/30/31(a)(b)	11,271	8,946,356
Vmed O2 U.K. Financing I PLC
4.25%, 01/31/31(a)	20,542	18,558,413
4.75%, 07/15/31(a)	21,254	19,528,388
7.75%, 04/15/32(a)(b)	10,748	11,083,875
Vodafone Group PLC
3.25%, 06/04/81, (5-year CMT + 2.447%)(d)	8,446	8,221,341
4.13%, 06/04/81, (5-year CMT + 2.767%)(d)	14,258	12,780,635
7.00%, 04/04/79, (5-year USD Swap + 4.873%)(d)	27,956	28,786,195
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/01/31(a)(b)	35,937	37,439,167
Zayo Group Holdings Inc.
4.00%, 03/01/27(a)	23,546	22,179,692
6.13%, 03/01/28(a)	16,915	14,654,430
		999,204,244
Transportation — 0.2%
Brightline East LLC, 11.00%, 01/31/30(a)(b)	19,855	14,295,600
Security	Par (000)	Value
Transportation (continued)
XPO Inc.
7.13%, 06/01/31(a)(b)	$6,064	$6,264,954
7.13%, 02/01/32(a)(b)	8,559	8,888,436
		29,448,990
Trucking & Leasing — 0.3%
Fortress Transportation and Infrastructure Investors LLC
5.88%, 04/15/33(a)(b)	7,020	6,759,387
7.00%, 05/01/31(a)(b)	10,635	10,864,899
7.00%, 06/15/32(a)	12,560	12,809,630
7.88%, 12/01/30(a)(b)	7,396	7,769,942
5.50%, 05/01/28(a)(b)	15,174	15,018,959
		53,222,817
Total Corporate Bonds & Notes — 98.4% (Cost: $16,592,518,983)		15,865,043,561
Fixed Rate Loan Interests
Software — 0.0%
Clover Holdings SPV III LLC, 2024 USD Term Loan, 15.00%, 12/09/27	714	707,285
Total Fixed Rate Loan Interests — 0.0% (Cost: $677,781)		707,285
	Shares
Common Stocks
Aerospace & Defense — 0.0%
Incora Top Holdco LLC, NVS(b)(c)	203,107	1,015,535
Office REITs — 0.0%
Office Properties Income Trust, NVS	18,325	3,537
Oil, Gas & Consumable Fuels — 0.0%
New Fortress Energy Inc., Cost $ —)(h)	404,350	1,006,831
Total Common Stocks — 0.0% (Cost $20,944,592)		2,025,903
Preferred Stocks
Software — 0.0%
Veritas Kapital Assurance PLC, Series G-1, Preference Shares, NVS	23,800	535,500
Veritas Kapital Assurance PLC, Series G, Preference Shares, NVS	34,448	775,080
		1,310,580
Total Preferred Stocks — 0.0% (Cost $1,161,960)		1,310,580
Total Long-Term Investments — 98.4% (Cost: $16,615,303,316)		15,869,087,329
Short-Term Securities
Money Market Funds — 20.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(i)(j)(k)	3,211,053,410	3,212,337,832

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(i)(j)	18,880,000	$18,880,000
Total Short-Term Securities — 20.0% (Cost: $3,229,960,577)		3,231,217,832
Total Investments — 118.4% (Cost: $19,845,263,893)		19,100,305,161
Liabilities in Excess of Other Assets — (18.4)%		(2,966,227,117)
Net Assets — 100.0%		$16,134,078,044

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(e)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(f)	Perpetual security with no stated maturity date.
(g)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(h)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $1,006,831, representing less than 0.05% of its net assets as of period end, and an original cost of $—.

(i)	Affiliate of the Fund.
(j)	Annualized 7-day yield as of period end.
(k)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 02/28/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/25	Shares Held at 05/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Insti- tutional, SL Agency Shares	$2,699,971,297	$512,657,204 (a)	$—	$(61,341)	$(229,328)	$3,212,337,832	3,211,053,410	$3,344,781 (b)	$—
BlackRock Cash Funds: Trea- sury, SL Agency Shares	160,690,000	—	(141,810,000)(a)	—	—	18,880,000	18,880,000	420,342	—
				$(61,341)	$(229,328)	$3,231,217,832		$3,765,123	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® iBoxx $ High Yield Corporate Bond ETF

Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$15,864,180,405	$863,156	$15,865,043,561
Fixed Rate Loan Interests	—	707,285	—	707,285
Common Stocks	—	1,010,368	1,015,535	2,025,903
Preferred Stocks	—	1,310,580	—	1,310,580
Short-Term Securities
Money Market Funds	3,231,217,832	—	—	3,231,217,832
	$3,231,217,832	$15,867,208,638	$1,878,691	$19,100,305,161

Portfolio Abbreviation
CMT	Constant Maturity Treasury
NVS	Non-Voting Shares
PIK	Payment-in-kind
RB	Revenue Bonds
REIT	Real Estate Investment Trust